As Filed with the Securities and Exchange Commission on April 28, 2021
Registration Nos. 033-85442
811-08828

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-4
Registration Statement Under the Securities Act Of 1933	□
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 34	☒
And
Registration Statement Under the Investment Company Act of 1940	□
Amendment No. 72	☒
(Check Appropriate Box or Boxes)

New England Variable Annuity Separate Account
(Exact Name of Registrant)
New England Life Insurance Company
(Name of Depositor)
One Financial Center, Boston, Massachusetts 02111
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number: 212-578-9500
Name and Address of Agent for Service:
NEW ENGLAND LIFE INSURANCE COMPANY
c/o C T Corporation System
155 Federal Street - Suite 700
Suffolk County
Boston, Massachusetts 02116
(617) 757-6400
Copy To:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 20005
Approximate Date of Proposed Public Offering:
On April 30, 2021 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on April 30, 2021 pursuant to paragraph (b) of Rule 485
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on (date) pursuant to paragraph (a)(1) of Rule 485
Title of Securities Being Registered: Individual Variable Annuity Contracts

This registration statement incorporates by reference the supplement dated May 1, 2020 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 33 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 23, 2020.

This registration statement incorporates by reference the supplement dated April 29, 2019 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 26, 2019.
This registration statement incorporates by reference the supplement dated April 30, 2018 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 26, 2018.
This registration statement incorporates by reference the supplement dated May 1, 2017 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 27, 2017.
This registration statement incorporates by reference the supplement dated May 1, 2016 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 28, 2016.
This registration statement incorporates by reference the supplement dated May 1, 2015 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 29, 2015.
This registration statement incorporates by reference the supplement dated April 28, 2014 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2014.
This registration statement incorporates by reference the supplement dated April 29, 2013 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 23, 2013.
This registration statement incorporates by reference the supplement dated April 30, 2012 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 25, 2012.
This registration statement incorporates by reference the supplement dated May 1, 2011 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2011.
This registration statement incorporates by reference the supplement dated May 1, 2010 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2010.
This registration statement incorporates by reference the supplement dated May 1, 2009 to the prospectuses date May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 21, 2009.
This registration statement incorporates by reference the prospectus dated April 28, 2008 and the supplements dated April 28, 2008 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 22, 2008.
This registration statement incorporates by reference the prospectus dated April 30, 2007 and the supplements dated April 30, 2007 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 20, 2007.
This registration statement incorporates by reference the prospectus dated May 1, 2006 and the supplements dated May 1, 2006 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 26, 2006.
This registration statement incorporates by reference the prospectus dated May 1, 2005 and the supplements dated May 1, 2005 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2005.
This registration statement incorporates by reference the prospectus dated May 1, 2004 and the supplements dated May 1, 2004 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 29, 2004.
This registration statement incorporates by reference the prospectus dated May 1, 2003 and the supplements dated May 1, 2003 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 25, 2003.

This registration statement incorporates by reference the prospectus dated May 1, 2002 and the supplements dated May 1, 2002 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 2002.
This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 13 to the Registration Statement on form N-4 (File No. 033-85442) Filed on April 27, 2001.
This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, each filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.
This registration statement incorporates by reference the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed On April 27, 2000.

American Growth Series – I
Individual Variable Annuity Contracts
Issued By
New England Variable Annuity Separate Account of	Annuity Administrative Office
New England Life Insurance Company	P.O. Box 7104
One Financial Center	Troy, MI 48007-7104
Boston, MA 02111
(800) 435-4117
Supplement dated April 30, 2021
to the Prospectus dated May 1, 2000 (as annually supplemented).
This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the “Contracts”) funded by New England Variable Annuity Separate Account (the “Variable Account”). The Contract is currently not available for new sales.
American Funds Insurance Series®
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds The Bond Fund of America (formerly American Funds Bond Fund)
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information (“SAI”) dated April 30, 2021, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Life Insurance Company at P.O. Box 7104 Troy, MI 48007-7104, or telephoning 1-833-208-3018.
Neither the SEC nor any state securities commission has approved these contracts or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The SEC maintains a website that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You can obtain copies of the Eligible Fund prospectuses by calling us at 1-833-208-3018. Please read them and keep them for reference.
We do not guarantee how any of the sub-accounts or Eligible Funds will perform. The Contracts and Eligible Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
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Highlights
Payment on Death:
If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see “Annuity Payments” for more information).
Allocation of Loan Repayments:
Unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.
Expense Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Sales Charge Imposed on Purchase Payments	None
Contingent Deferred Sales Charge (as a percentage of each purchase payment)	7% declining annually— see Note(1)
Transfer Fee(2)	$0
Notes:
(1)	The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law), as follows:

Number of Complete Years from Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and thereafter	0%
(2)	We reserve the right to limit the number and amount of transfers and impose a transfer fee.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.
Annual Contract Fee
Administration Contract Charge(1)	$30

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Variable Account Annual Expenses
(as a percentage of average daily net assets in the subaccounts)
	American Funds The Bond Fund of America Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account	All Other Sub-Accounts
Mortality and Expense Risk Charge(2)	1.50%	1.25%
Administration Asset Charge	0.10%	0.10%
Total Variable Account Annual Expenses	1.60%	1.35%
Notes:
(1)	The Administration Contract Charge is not imposed after annuitization.
(2)	We are waiving the Mortality and Expense Risk Charge in the following amounts: (a) .08% for the Subaccount investing in the Brighthouse/Wellington Large Cap Research Portfolio and (b) the amount, if any, of the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio.
The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund’s fees and expenses is contained below and in the prospectus for each Eligible Fund.
Minimum and Maximum Total Annual Eligible Fund Operating Expenses
	Minimum	Maximum
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.22%
Eligible Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.
Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
American Funds The Bond Fund of America	0.36%	0.25%	0.04%	—	0.65%	0.19%	0.46%
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Moderate Allocation Portfolio — Class C	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
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Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse/Franklin Low Duration Total Return Portfolio — Class B	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Wellington Large Cap Research Portfolio — Class B	0.56%	0.25%	0.03%	—	0.84%	0.04%	0.80%
Clarion Global Real Estate Portfolio — Class B	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio — Class E	0.77%	0.15%	0.04%	—	0.96%	0.05%	0.91%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio — Class B	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
Loomis Sayles Global Allocation Portfolio — Class B	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio — Class B	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
PIMCO Inflation Protected Bond Portfolio — Class B	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
SSGA Growth and Income ETF Portfolio — Class B	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio — Class B	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Mid Cap Growth Portfolio — Class B	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio — Class A	0.79%	—	0.05%	—	0.84%	0.12%	0.72%
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
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Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Artisan Mid Cap Value Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.08%	0.78%
Brighthouse/Wellington Balanced Portfolio — Class B	0.46%	0.25%	0.07%	—	0.78%	—	0.78%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.71%	—	0.02%	—	0.73%	0.12%	0.61%
Frontier Mid Cap Growth Portfolio — Class B	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
Loomis Sayles Small Cap Core Portfolio — Class A	0.90%	—	0.08%	—	0.98%	0.08%	0.90%
Loomis Sayles Small Cap Growth Portfolio — Class B	0.90%	0.25%	0.07%	—	1.22%	0.09%	1.13%
MetLife Aggregate Bond Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MetLife Mid Cap Stock Index Portfolio — Class B	0.25%	0.25%	0.06%	0.01%	0.57%	—	0.57%
MetLife MSCI EAFE® Index Portfolio — Class B	0.30%	0.25%	0.08%	0.01%	0.64%	—	0.64%
MetLife Russell 2000® Index Portfolio — Class B	0.25%	0.25%	0.07%	0.01%	0.58%	—	0.58%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS® Total Return Portfolio — Class E	0.57%	0.15%	0.07%	—	0.79%	0.03%	0.76%
MFS® Value Portfolio — Class A	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds’ prospectuses for additional information regarding these arrangements.
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Certain Eligible Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Example
The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)
The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)   If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
(a)	$989	$1,324	$1,686	$2,912
(b)	$904	$1,068	$1,257	$2,044
(2)   If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):
	1 Year	3 Years	5 Years	10 Years
(a)	$289	$824	$1,386	$2,912
(b)	$204	$568	$ 957	$2,044
Please remember that the examples are simply illustrations and do not reflect past or future expenses. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
Notes:
(1)	The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.277% has been used. (See Note (1) to the Variable Account Accrual Expenses table.)
(2)	If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See “Contingent Deferred Sales Charge” and “Annuity Options” for more information.)

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see “ACCUMULATION UNIT VALUES”).
The Company
We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all 50 states, and the District of Columbia. We are an indirect, wholly owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at One Financial Center, Boston, Massachusetts 02111.
The Variable Account
We established a separate investment account, New England Variable Annuity Separate Account (the “Variable Account”), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable
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Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.
The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company’s general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.
We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.
We are obligated to pay all money we owe under the Contracts—such as death benefits and income payments—even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.
Certain Payments We Receive with Regard to the Eligible Funds
An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, “Brighthouse Advisers”) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a “limited liability company”. Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See “FEE TABLE—Annual Eligible Fund Operating Expenses” for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)
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Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Eligible Fund’s prospectus. (See “FEE TABLE—Annual Eligible Fund Operating Expenses” for the amounts of the 12b-1 fees.) An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Investment Portfolio’s prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “DISTRIBUTION OF THE CONTRACTS.”) Payments under an Eligible Fund’s 12b-1 Plan decrease the Eligible Fund’s investment return.
We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund’s adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.
We do not provide any investment advice and do not recommend or endorse any particular Eligible Fund. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Eligible Funds you have chosen.
Eligible Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series®
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds The Bond Fund of America	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
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Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse/Franklin Low Duration Total Return Portfolio	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Allocation Portfolio	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
SSGA Growth and Income ETF Portfolio	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
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Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Wellington Balanced Portfolio	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
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Eligible Fund	Investment Objective	Investment Adviser/Subadviser
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Investments of the Variable Account
We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See “Requests and Elections.”) You can transfer to or from any Eligible Fund, subject to certain conditions. (See “Transfer Privilege.”) You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See “Substitution of Investments.”)
Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.
Share Classes of the Eligible Funds
The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. Shares classes of the Eligible Funds are listed in the Annual Eligible Fund Operating Expenses table.
Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other
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considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
Substitution of Investments
If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.
The Contracts
Purchase Payments
Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.
•	When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the “Code”) or individual retirement annuity under Section 408(b) of the Code (both referred to as “IRAs”), or a Roth IRA under Section 408A of the Code (“Roth IRA”), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.
•	For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a “list bill” arrangement).
•	For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I (“Fund I”), New England Retirement Investment Account (“Preference”) or New England Variable Account (“Zenith Accumulator”) contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)
•	We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See “Access To Your Money.”)
•	If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
We will not accept purchase payments made with cash, money orders or travelers checks.
We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all Contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.
No subsequent purchase payments may be made: (1) within seven years prior to the Contract’s Maturity Date; or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned in an individual capacity) reaches age 88 (age 83 in New York). For joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86 (age 83 in New York).
If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a “tax sheltered annuity” or “TSA”) in a “90-24 transfer” completed on or before September 24, 2007, and you have never made salary
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reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.
Transfer Privilege
We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.
Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See “The Fixed Account” and the Statement of Additional Information.
Restrictions on Frequent Transfers.     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or “portfolio”) if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. We monitor transfer activity in the following “Monitored Eligible Funds” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Eligible Funds of the American Funds Insurance Series available under your Policy.
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Eligible Funds within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Eligible Funds
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present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Eligible Funds at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Eligible Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Eligible Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Eligible Funds that exceeds our current transfer limits, we require future transfer requests to or from any Eligible Fund (not just the Monitored Eligible Funds) under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.
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In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.
Restrictions on Large Transfers.     Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.
Surrenders
How to Surrender.
You may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.
Requests and Elections
We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 7104 Troy, MI 48007-7104.
Subject to our restrictions on frequent or larger transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:
•	By telephone (1-833-208-3018), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time
•	Through your Registered Representative
•	In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 7104 Troy, MI 48007-7104, or
•	By fax (877) 319-2495.
•	For transfer or reallocation of future purchase payments, by Internet at http://www.brighthousefinancial.com.
If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.
We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.
All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone or fax transactions at any time in our sole discretion.
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If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Telephone and Computer Systems. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider’s, your financial representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company’s Annuity Administrative Office as described above.
A recording of daily unit values is available by calling 1-833-208-3018.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.
A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions about a form or request, you should contact us or your financial representative before submitting the form or request.
All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.
If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on NELICO and the Separate Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other
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disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Eligible Funds invest
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Eligible Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Eligible Funds. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Annuity Payments
Election of Annuity
The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.
We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see “The Contracts—Purchase Payments”), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend your Maturity Date (subject to restrictions in your state and our established administrative procedures).
Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit.
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If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.
You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner’s age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).
Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under “Administration Charges, Contingent Deferred Sales Charge and Other Deductions”) to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See “Amount of Variable Annuity Payments.”)
Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.
Annuity Options
There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)
For a description of the tax consequences of full and partial annuitization, see “FEDERAL INCOME TAX CONSIDERATIONS”.
You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.
If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and  2⁄3 to Survivor Variable Life Income options, listed below).
The Contract offers the variable annuity payment options listed below.
Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.
Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)
Variable Income Payments to Age 100 (“American Income Advantage”). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
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Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and  2⁄3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.
You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See “Amount of Annuity Payments”.) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.
Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
See the section entitled “ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS” to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income
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* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.
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payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.
See the section entitled “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.
We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.
Amount of Variable Annuity Payments
At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee’s age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.
The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.
We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.
When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.
For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.
Retirement Plans Offering Federal Tax Benefits
The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:
1.   Plans qualified under Section 401(a) or 403(a) (“Qualified Plans”) of the Internal Revenue Code (the “Code”);
2.   Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;
3.   Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as “IRAs”), including simplified employee pension plans and salary reduction simplified employee pension plans, which
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are specialized IRAs that meet the requirements of Section 408(k) of the Code (“SEPs” and “SARSEPs”), Simple Retirement Accounts under Section 408(p) of the Code (“SIMPLE IRAs”) and Roth Individual Retirement Accounts under Section 408A of the Code (“Roth IRAs”). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;
4.   Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations (“Section 457 Plans”); and
5.   Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees (“Governmental Plans”).
An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called “90-24 transfers”) and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”) The Company may make the Contract available for use with Section 401(k) plans.
For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.
A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under “Federal Income Tax Considerations—Taxation of Qualified Contracts.” It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.
In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement “plan” itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.
Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.
Federal Income Tax Considerations
Introduction
The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is subject to ordinary income tax and, if made prior to age 59 1⁄2, a federal tax penalty may apply.
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Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets
Taxation of Non-Qualified Contracts
Non-Natural Person.    If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual’s life or life expectancy and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a Non-Qualified contract, the distribution on death rules under the Internal Revenue Code may generally require treating the primary Beneficiary as the Owner thereby commencing payments earlier than expected impacting the usefulness of the death benefits.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals.    When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1⁄2.
The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.
Penalty Tax on Certain Withdrawals.    In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1⁄2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s disability;
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•	made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or
•	under certain immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Annuity Payments.    Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.
Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.
In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.
The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner’s death (or the primary annuitant’s death where the owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.
Additionally, if you are under age 59 1⁄2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1⁄2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.
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The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
Partial Annuitization.    Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.
Taxation of Death Benefit Proceeds.    Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as “Payment on Death Prior to Annuitization” in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.
Transfers, Assignments or Exchanges of a Contract.    Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.
Withholding.    Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts.    The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of
1.  the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or
2.   the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC §§401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.
You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.
Further Information.    We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
Withdrawals.    In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued
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benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Contract can be zero.
Individual Retirement Accounts (IRA’s), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2021, $6,000 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1⁄2. unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. The IRS has approved the form of the traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or Simple IRA Contract issued to you may differ from the form of the traditional IRA or Simple IRA approved by the IRS because of several factors such as different riders and state insurance requirements. Additionally, such approval as to the form of the contract by the IRS does not constitute any approval or endorsement as to the investment program thereunder.
SIMPLE IRA’s permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $13,500 for 2021. Additional “catch-up contributions” may be made by individuals age 50 or over. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA’s are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.
Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1⁄2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.
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Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.
Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Death Benefits.    For Contracts purchased in connection with Qualified Plans under Section 401(a) or TSA Plans under Section 403(b), certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in certain pension or profit-sharing plans. Because the death benefit in certain cases may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after their death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
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Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions (“RMDs”) During the Owner’s Life.    Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a) the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
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Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Witholding.    Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.
“Eligible rollover distributions” from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.
Other Tax Issues
Tax Credits and Deductions.    We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Guaranteed Benefits.    If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).
Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
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See also the discussion of commutation features under “Annuity Payments.” A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
Federal Estate Taxes.    While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Generation-skipping transfer tax.    Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity purchases by nonresident aliens and foreign corporations.    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Puerto Rico Tax Considerations.    The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Voting Rights
We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.
Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the
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number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.
We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.
We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.
The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.
Distribution of the Contracts
We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC (“Distributor”), for the distribution and sale of the Contracts. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers (“selling firms”) for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the Contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see “Fee Table—Annual Eligible Fund Operating Expenses” and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.
Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.
Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.
The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.
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A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
The Fixed Account
You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your Contract.
We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a “last-in, first-out” basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.
Legal Proceedings
In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.
Financial Statements
Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Life Insurance Company at P.O. Box 7104 Troy, MI 48007-7104, telephoning 1-833-208-3018 or visiting our website at www.brighthousefinancial.com.
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ACCUMULATION UNIT VALUES
New England Variable Annuity Separate Account
Condensed Financial Information
Set forth below are accumulation unit values through December 31, 2020 for each Sub-Account of the New England Variable Annuity Separate Account. Certain Sub-Accounts are subject to a reduced Mortality and Expense Risk Charge. Please see "EXPENSE TABLE--Variable Account Annual Expenses" for more information.
	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.903175	9.562791	8
01/01/2012 to 12/31/2012	9.562791	10.710217	13
01/01/2013 to 12/31/2013	10.710217	12.524836	15
01/01/2014 to 12/31/2014	12.524836	13.104371	6
01/01/2015 to 12/31/2015	13.104371	12.837434	6
01/01/2016 to 12/31/2016	12.837434	13.654424	6
01/01/2017 to 12/31/2017	13.654424	15.742728	4
01/01/2018 to 12/31/2018	15.742728	14.860852	3
01/01/2019 to 12/31/2019	14.860852	17.524453	1
01/01/2020 to 12/31/2020	17.524453	19.980687	1
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.419662	8.853752	6
01/01/2012 to 12/31/2012	8.853752	10.145787	6
01/01/2013 to 12/31/2013	10.145787	12.523027	5
01/01/2014 to 12/31/2014	12.523027	13.144312	0
01/01/2015 to 12/31/2015	13.144312	12.870045	0
01/01/2016 to 12/31/2016	12.870045	13.834988	0
01/01/2017 to 12/31/2017	13.834988	16.563726	0
01/01/2018 to 12/31/2018	16.563726	15.397683	0
01/01/2019 to 12/31/2019	15.397683	18.781844	0
01/01/2020 to 12/31/2020	18.781844	21.665569	0
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.148870	10.032209	16
01/01/2012 to 12/31/2012	10.032209	10.969741	18
01/01/2013 to 12/31/2013	10.969741	12.285930	13
01/01/2014 to 12/31/2014	12.285930	12.859911	13
01/01/2015 to 12/31/2015	12.859911	12.595355	13
01/01/2016 to 12/31/2016	12.595355	13.297937	6
01/01/2017 to 12/31/2017	13.297937	14.821083	6
01/01/2018 to 12/31/2018	14.821083	14.121925	6
01/01/2019 to 12/31/2019	14.121925	16.183580	6
01/01/2020 to 12/31/2020	16.183580	18.040164	1
Baillie Gifford International Stock Sub-Account (Class A)
01/01/2011 to 12/31/2011	1.436166	1.135377	2,289
01/01/2012 to 12/31/2012	1.135377	1.338697	1,977
01/01/2013 to 12/31/2013	1.338697	1.526017	1,715
01/01/2014 to 12/31/2014	1.526017	1.458820	1,543
01/01/2015 to 12/31/2015	1.458820	1.410903	1,411
01/01/2016 to 12/31/2016	1.410903	1.466842	1,224
01/01/2017 to 12/31/2017	1.466842	1.955927	1,144
01/01/2018 to 12/31/2018	1.955927	1.601313	1,040
01/01/2019 to 12/31/2019	1.601313	2.098371	925
01/01/2020 to 12/31/2020	2.098371	2.620342	737
BlackRock Bond Income Sub-Account
01/01/2011 to 12/31/2011	5.733619	6.028209	1,038
01/01/2012 to 12/31/2012	6.028209	6.395700	899
01/01/2013 to 12/31/2013	6.395700	6.261581	771
01/01/2014 to 12/31/2014	6.261581	6.615280	666
01/01/2015 to 12/31/2015	6.615280	6.565311	606
01/01/2016 to 12/31/2016	6.565311	6.679516	509
01/01/2017 to 12/31/2017	6.679516	6.860644	400
01/01/2018 to 12/31/2018	6.860644	6.743971	335
01/01/2019 to 12/31/2019	6.743971	7.307347	327
01/01/2020 to 12/31/2020	7.307347	7.828906	278
A-32

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	3.315327	2.978336	3,848
01/01/2012 to 12/31/2012	2.978336	3.360490	3,297
01/01/2013 to 12/31/2013	3.360490	4.449957	2,879
01/01/2014 to 12/31/2014	4.449957	4.780924	2,474
01/01/2015 to 12/31/2015	4.780924	5.012983	2,188
01/01/2016 to 12/31/2016	5.012983	4.949977	1,997
01/01/2017 to 12/31/2017	4.949977	6.540862	1,873
01/01/2018 to 12/31/2018	6.540862	6.609113	1,686
01/01/2019 to 12/31/2019	6.609113	8.662611	1,517
01/01/2020 to 12/31/2020	8.662611	12.021490	1,321
BlackRock Ultra-Short Term Bon Sub-Account (previously BlackRock Money Market Sub-Account)
01/01/2011 to 12/31/2011	2.518663	2.484979	829
01/01/2012 to 12/31/2012	2.484979	2.451474	580
01/01/2013 to 12/31/2013	2.451474	2.418600	674
01/01/2014 to 12/31/2014	2.418600	2.386167	542
01/01/2015 to 12/31/2015	2.386167	2.354245	489
01/01/2016 to 12/31/2016	2.354245	2.330777	442
01/01/2017 to 12/31/2017	2.330777	2.320012	410
01/01/2018 to 12/31/2018	2.320012	2.330085	391
01/01/2019 to 12/31/2019	2.330085	2.347801	511
01/01/2020 to 12/31/2020	2.347801	2.326204	366
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.280368	12.233901	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.197355	10.449544	5
01/01/2012 to 12/31/2012	10.449544	12.034607	5
01/01/2013 to 12/31/2013	12.034607	15.376710	5
01/01/2014 to 12/31/2014	15.376710	15.942485	0
01/01/2015 to 12/31/2015	15.942485	15.412840	0
01/01/2016 to 12/31/2016	15.412840	16.571411	6
01/01/2017 to 12/31/2017	16.571411	20.099537	6
01/01/2018 to 12/31/2018	20.099537	17.832755	6
01/01/2019 to 12/31/2019	17.832755	22.428634	6
01/01/2020 to 12/31/2020	22.428634	26.311914	6
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.340288	12.571143	26
01/01/2012 to 12/31/2012	12.571143	13.540123	19
01/01/2013 to 12/31/2013	13.540123	13.931117	25
01/01/2014 to 12/31/2014	13.931117	14.358933	18
01/01/2015 to 12/31/2015	14.358933	14.083434	17
01/01/2016 to 12/31/2016	14.083434	14.524017	16
01/01/2017 to 12/31/2017	14.524017	15.323166	17
01/01/2018 to 12/31/2018	15.323166	14.721864	16
01/01/2019 to 12/31/2019	14.721864	16.229087	16
01/01/2020 to 12/31/2020	16.229087	17.534628	14
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.196578	12.159587	21
01/01/2012 to 12/31/2012	12.159587	13.370615	20
01/01/2013 to 12/31/2013	13.370615	14.632471	35
01/01/2014 to 12/31/2014	14.632471	15.147446	33
01/01/2015 to 12/31/2015	15.147446	14.783924	32
01/01/2016 to 12/31/2016	14.783924	15.473622	15
01/01/2017 to 12/31/2017	15.473622	16.891409	10
01/01/2018 to 12/31/2018	16.891409	15.930297	10
01/01/2019 to 12/31/2019	15.930297	18.167842	9
01/01/2020 to 12/31/2020	18.167842	19.901980	9
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.985154	11.662905	66
01/01/2012 to 12/31/2012	11.662905	13.029216	56
01/01/2013 to 12/31/2013	13.029216	15.166317	58
01/01/2014 to 12/31/2014	15.166317	15.718641	52
01/01/2015 to 12/31/2015	15.718641	15.311249	49
01/01/2016 to 12/31/2016	15.311249	16.179248	49
01/01/2017 to 12/31/2017	16.179248	18.314433	40
01/01/2018 to 12/31/2018	18.314433	16.960925	35
01/01/2019 to 12/31/2019	16.960925	19.983704	33
01/01/2020 to 12/31/2020	19.983704	22.445621	29
A-33

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.688484	9.390555	0
01/01/2012 to 12/31/2012	9.390555	10.757716	1
01/01/2013 to 04/26/2013	10.757716	11.583096	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.658203	13.293643	0
01/01/2014 to 04/25/2014	13.293643	13.242017	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.692655	11.101034	68
01/01/2012 to 12/31/2012	11.101034	12.636476	57
01/01/2013 to 12/31/2013	12.636476	15.497971	55
01/01/2014 to 12/31/2014	15.497971	16.089416	49
01/01/2015 to 12/31/2015	16.089416	15.604420	49
01/01/2016 to 12/31/2016	15.604420	16.648450	49
01/01/2017 to 12/31/2017	16.648450	19.573240	45
01/01/2018 to 12/31/2018	19.573240	17.742924	44
01/01/2019 to 12/31/2019	17.742924	21.658586	43
01/01/2020 to 12/31/2020	21.658586	24.913322	43
Brighthouse/Artisan Mid Cap Value Sub-Account
01/01/2011 to 12/31/2011	3.187943	3.357827	1,677
01/01/2012 to 12/31/2012	3.357827	3.705570	1,414
01/01/2013 to 12/31/2013	3.705570	5.003290	1,237
01/01/2014 to 12/31/2014	5.003290	5.031330	1,058
01/01/2015 to 12/31/2015	5.031330	4.495167	908
01/01/2016 to 12/31/2016	4.495167	5.453384	767
01/01/2017 to 12/31/2017	5.453384	6.070150	663
01/01/2018 to 12/31/2018	6.070150	5.197740	606
01/01/2019 to 12/31/2019	5.197740	6.346010	529
01/01/2020 to 12/31/2020	6.346010	6.651686	487
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.988151	9.770311	0
01/01/2012 to 12/31/2012	9.770311	10.062522	1
01/01/2013 to 12/31/2013	10.062522	10.042820	3
01/01/2014 to 12/31/2014	10.042820	10.012955	4
01/01/2015 to 12/31/2015	10.012955	9.817193	3
01/01/2016 to 12/31/2016	9.817193	9.989036	3
01/01/2017 to 12/31/2017	9.989036	9.986689	4
01/01/2018 to 12/31/2018	9.986689	9.895050	3
01/01/2019 to 12/31/2019	9.895050	10.214937	3
01/01/2020 to 12/31/2020	10.214937	10.291572	1
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	40.764419	41.662360	0
01/01/2012 to 12/31/2012	41.662360	46.077383	0
01/01/2013 to 12/31/2013	46.077383	54.677267	0
01/01/2014 to 12/31/2014	54.677267	59.489725	1
01/01/2015 to 12/31/2015	59.489725	60.038781	1
01/01/2016 to 12/31/2016	60.038781	63.226687	1
01/01/2017 to 12/31/2017	63.226687	71.646228	1
01/01/2018 to 12/31/2018	71.646228	67.847734	1
01/01/2019 to 12/31/2019	67.847734	82.144093	1
01/01/2020 to 12/31/2020	82.144093	95.177784	1
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class A)
01/01/2011 to 12/31/2011	3.459797	3.275792	4,470
01/01/2012 to 12/31/2012	3.275792	3.647302	3,841
01/01/2013 to 12/31/2013	3.647302	4.811084	3,296
01/01/2014 to 12/31/2014	4.811084	5.251368	2,807
01/01/2015 to 12/31/2015	5.251368	5.305078	2,387
01/01/2016 to 12/31/2016	5.305078	5.618369	2,031
01/01/2017 to 12/31/2017	5.618369	6.600267	1,817
01/01/2018 to 12/31/2018	6.600267	6.505565	1,560
01/01/2019 to 12/31/2019	6.505565	8.404013	1,385
01/01/2020 to 12/31/2020	8.404013	9.225438	1,212
A-34

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	6.434971	6.365065	5
01/01/2012 to 12/31/2012	6.365065	7.121518	4
01/01/2013 to 12/31/2013	7.121518	9.434750	4
01/01/2014 to 12/31/2014	9.434750	10.565327	10
01/01/2015 to 12/31/2015	10.565327	10.892097	12
01/01/2016 to 12/31/2016	10.892097	11.635551	8
01/01/2017 to 12/31/2017	11.635551	13.998607	8
01/01/2018 to 12/31/2018	13.998607	12.936657	8
01/01/2019 to 12/31/2019	12.936657	16.822671	7
01/01/2020 to 12/31/2020	16.822671	20.269228	7
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	14.309516	13.329326	29
01/01/2012 to 12/31/2012	13.329326	16.567278	27
01/01/2013 to 12/31/2013	16.567278	16.924657	24
01/01/2014 to 12/31/2014	16.924657	18.913054	22
01/01/2015 to 12/31/2015	18.913054	18.397919	19
01/01/2016 to 12/31/2016	18.397919	18.309834	14
01/01/2017 to 12/31/2017	18.309834	20.006097	9
01/01/2018 to 12/31/2018	20.006097	18.029977	7
01/01/2019 to 12/31/2019	18.029977	22.201540	7
01/01/2020 to 12/31/2020	22.201540	20.804106	6
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	45.417642	43.355948	1
01/01/2012 to 12/31/2012	43.355948	47.344933	0
01/01/2013 to 12/31/2013	47.344933	61.860279	0
01/01/2014 to 12/31/2014	61.860279	67.668434	0
01/01/2015 to 12/31/2015	67.668434	68.499629	0
01/01/2016 to 12/31/2016	68.499629	71.066691	0
01/01/2017 to 12/31/2017	71.066691	87.600063	0
01/01/2018 to 12/31/2018	87.600063	81.319218	0
01/01/2019 to 12/31/2019	81.319218	106.574742	0
01/01/2020 to 12/31/2020	106.574742	138.141148	0
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.022260	1.713473	505
01/01/2012 to 12/31/2012	1.713473	2.185192	476
01/01/2013 to 12/31/2013	2.185192	2.816631	412
01/01/2014 to 12/31/2014	2.816631	2.621422	354
01/01/2015 to 12/31/2015	2.621422	2.471077	337
01/01/2016 to 12/31/2016	2.471077	2.640533	285
01/01/2017 to 12/31/2017	2.640533	3.400446	268
01/01/2018 to 12/31/2018	3.400446	2.553980	249
01/01/2019 to 12/31/2019	2.553980	3.139577	220
01/01/2020 to 12/31/2020	3.139577	3.259773	187
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.813115	17.001195	13
01/01/2012 to 12/31/2012	17.001195	20.323634	11
01/01/2013 to 12/31/2013	20.323634	25.487685	6
01/01/2014 to 12/31/2014	25.487685	25.684603	5
01/01/2015 to 12/31/2015	25.684603	26.337470	5
01/01/2016 to 12/31/2016	26.337470	26.044328	4
01/01/2017 to 12/31/2017	26.044328	35.135443	4
01/01/2018 to 12/31/2018	35.135443	30.105538	3
01/01/2019 to 12/31/2019	30.105538	39.077812	3
01/01/2020 to 12/31/2020	39.077812	49.186713	2
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.132809	8.389136	0
01/01/2012 to 12/31/2012	8.389136	10.114581	0
01/01/2013 to 04/26/2013	10.114581	10.754565	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.597753	1.559329	5
01/01/2012 to 12/31/2012	1.559329	1.818762	14
01/01/2013 to 12/31/2013	1.818762	2.515291	13
01/01/2014 to 12/31/2014	2.515291	2.677875	13
01/01/2015 to 12/31/2015	2.677875	2.596795	12
01/01/2016 to 12/31/2016	2.596795	2.854926	13
01/01/2017 to 12/31/2017	2.854926	3.530292	13
01/01/2018 to 12/31/2018	3.530292	3.167587	13
01/01/2019 to 12/31/2019	3.167587	3.887923	6
01/01/2020 to 12/31/2020	3.887923	6.012956	9
A-35

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Jennison Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	0.527548	0.523164	331
01/01/2012 to 12/31/2012	0.523164	0.597583	408
01/01/2013 to 12/31/2013	0.597583	0.807726	239
01/01/2014 to 12/31/2014	0.807726	0.869062	223
01/01/2015 to 12/31/2015	0.869062	0.949875	308
01/01/2016 to 12/31/2016	0.949875	0.938734	197
01/01/2017 to 12/31/2017	0.938734	1.271891	150
01/01/2018 to 12/31/2018	1.271891	1.259138	145
01/01/2019 to 12/31/2019	1.259138	1.650069	132
01/01/2020 to 12/31/2020	1.650069	2.552520	120
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.451565	8.223342	8
01/01/2012 to 04/27/2012	8.223342	9.252734	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	13.053934	14.351545	3
01/01/2014 to 12/31/2014	14.351545	14.650017	4
01/01/2015 to 12/31/2015	14.650017	14.631016	4
01/01/2016 to 12/31/2016	14.631016	15.124392	3
01/01/2017 to 12/31/2017	15.124392	18.349613	4
01/01/2018 to 12/31/2018	18.349613	17.126885	4
01/01/2019 to 12/31/2019	17.126885	21.548215	4
01/01/2020 to 12/31/2020	21.548215	24.402299	3
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.115352	11.200656	9
01/01/2012 to 12/31/2012	11.200656	12.430131	5
01/01/2013 to 04/26/2013	12.430131	12.977080	0
Loomis Sayles Growth Sub-Account (Class A)
05/02/2011 to 12/31/2011	0.860176	0.781458	516
01/01/2012 to 12/31/2012	0.781458	0.915968	419
01/01/2013 to 12/31/2013	0.915968	1.318534	360
01/01/2014 to 12/31/2014	1.318534	1.549570	449
01/01/2015 to 12/31/2015	1.549570	1.470551	397
01/01/2016 to 12/31/2016	1.470551	1.494131	368
01/01/2017 to 12/31/2017	1.494131	1.749812	335
01/01/2018 to 12/31/2018	1.749812	1.608666	328
01/01/2019 to 12/31/2019	1.608666	1.965348	278
01/01/2020 to 12/31/2020	1.965348	2.569914	227
Loomis Sayles Growth Sub-Account (Class A) (previously ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	157.746823	143.892918	2
01/01/2012 to 12/31/2012	143.892918	173.915384	2
01/01/2013 to 12/31/2013	173.915384	220.975256	2
01/01/2014 to 04/25/2014	220.975256	230.139239	0
Loomis Sayles Growth Sub-Account (Class A) (previously Legg Mason Value Equity Sub-Account (Class A))
01/01/2011 to 04/29/2011	0.620100	0.659650	0
Loomis Sayles Growth Sub-Account (Class A) (previously Legg Mason Partners Aggressive Growth Sub-Account (Class B), and before that Janus Aggressive Growth Sub-Account, and before that, Janus Growth Sub-Account))
01/01/2011 to 04/29/2011	0.765639	0.860271	0
Loomis Sayles Small Cap Core Sub-Account
01/01/2011 to 12/31/2011	3.738969	3.710745	2,558
01/01/2012 to 12/31/2012	3.710745	4.193525	2,159
01/01/2013 to 12/31/2013	4.193525	5.835211	1,876
01/01/2014 to 12/31/2014	5.835211	5.973349	1,630
01/01/2015 to 12/31/2015	5.973349	5.805094	1,399
01/01/2016 to 12/31/2016	5.805094	6.830978	1,202
01/01/2017 to 12/31/2017	6.830978	7.767017	1,106
01/01/2018 to 12/31/2018	7.767017	6.813909	994
01/01/2019 to 12/31/2019	6.813909	8.439440	903
01/01/2020 to 12/31/2020	8.439440	9.330663	817
A-36

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.076434	1.091184	164
01/01/2012 to 12/31/2012	1.091184	1.193750	147
01/01/2013 to 12/31/2013	1.193750	1.747539	128
01/01/2014 to 12/31/2014	1.747539	1.740219	125
01/01/2015 to 12/31/2015	1.740219	1.741387	111
01/01/2016 to 12/31/2016	1.741387	1.821929	105
01/01/2017 to 12/31/2017	1.821929	2.277203	66
01/01/2018 to 12/31/2018	2.277203	2.252773	50
01/01/2019 to 12/31/2019	2.252773	2.811764	48
01/01/2020 to 12/31/2020	2.811764	3.718358	45
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.562025	1.653373	282
01/01/2012 to 12/31/2012	1.653373	1.690212	236
01/01/2013 to 12/31/2013	1.690212	1.625331	168
01/01/2014 to 12/31/2014	1.625331	1.691381	164
01/01/2015 to 12/31/2015	1.691381	1.670194	152
01/01/2016 to 12/31/2016	1.670194	1.683063	165
01/01/2017 to 12/31/2017	1.683063	1.709777	119
01/01/2018 to 12/31/2018	1.709777	1.679112	52
01/01/2019 to 12/31/2019	1.679112	1.794708	51
01/01/2020 to 12/31/2020	1.794708	1.894767	56
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.749425	1.688259	159
01/01/2012 to 12/31/2012	1.688259	1.954128	142
01/01/2013 to 12/31/2013	1.954128	2.560871	141
01/01/2014 to 12/31/2014	2.560871	2.759613	138
01/01/2015 to 12/31/2015	2.759613	2.651236	115
01/01/2016 to 12/31/2016	2.651236	3.142447	77
01/01/2017 to 12/31/2017	3.142447	3.584972	73
01/01/2018 to 12/31/2018	3.584972	3.129612	73
01/01/2019 to 12/31/2019	3.129612	3.877071	57
01/01/2020 to 12/31/2020	3.877071	4.328081	50
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.288947	1.110837	117
01/01/2012 to 12/31/2012	1.110837	1.293389	100
01/01/2013 to 12/31/2013	1.293389	1.550662	84
01/01/2014 to 12/31/2014	1.550662	1.433981	73
01/01/2015 to 12/31/2015	1.433981	1.396645	85
01/01/2016 to 12/31/2016	1.396645	1.391697	71
01/01/2017 to 12/31/2017	1.391697	1.710949	73
01/01/2018 to 12/31/2018	1.710949	1.450230	70
01/01/2019 to 12/31/2019	1.450230	1.739128	69
01/01/2020 to 12/31/2020	1.739128	1.845726	38
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.814392	1.713368	140
01/01/2012 to 12/31/2012	1.713368	1.961596	86
01/01/2013 to 12/31/2013	1.961596	2.674238	90
01/01/2014 to 12/31/2014	2.674238	2.764531	85
01/01/2015 to 12/31/2015	2.764531	2.604950	67
01/01/2016 to 12/31/2016	2.604950	3.108757	52
01/01/2017 to 12/31/2017	3.108757	3.508576	50
01/01/2018 to 12/31/2018	3.508576	3.074233	50
01/01/2019 to 12/31/2019	3.074233	3.800486	49
01/01/2020 to 12/31/2020	3.800486	4.474857	43
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.896822	3.907545	142
01/01/2012 to 12/31/2012	3.907545	4.449638	116
01/01/2013 to 12/31/2013	4.449638	5.781548	100
01/01/2014 to 12/31/2014	5.781548	6.451175	82
01/01/2015 to 12/31/2015	6.451175	6.422798	72
01/01/2016 to 12/31/2016	6.422798	7.057947	60
01/01/2017 to 12/31/2017	7.057947	8.442066	30
01/01/2018 to 12/31/2018	8.442066	7.925891	29
01/01/2019 to 12/31/2019	7.925891	10.228109	27
01/01/2020 to 12/31/2020	10.228109	11.889344	25
A-37

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.474851	1.299209	198
01/01/2012 to 12/31/2012	1.299209	1.495845	181
01/01/2013 to 12/31/2013	1.495845	1.759986	154
01/01/2014 to 12/31/2014	1.759986	1.615714	132
01/01/2015 to 12/31/2015	1.615714	1.565772	149
01/01/2016 to 12/31/2016	1.565772	1.531254	143
01/01/2017 to 12/31/2017	1.531254	1.936134	133
01/01/2018 to 12/31/2018	1.936134	1.642697	129
01/01/2019 to 12/31/2019	1.642697	2.079552	119
01/01/2020 to 12/31/2020	2.079552	2.318645	75
MFS ® Total Return Sub-Account (Class E)
01/01/2011 to 12/31/2011	46.538129	46.950508	126
01/01/2012 to 12/31/2012	46.950508	51.606905	107
01/01/2013 to 12/31/2013	51.606905	60.494994	90
01/01/2014 to 12/31/2014	60.494994	64.743797	79
01/01/2015 to 12/31/2015	64.743797	63.680021	71
01/01/2016 to 12/31/2016	63.680021	68.500949	63
01/01/2017 to 12/31/2017	68.500949	75.886537	60
01/01/2018 to 12/31/2018	75.886537	70.583618	53
01/01/2019 to 12/31/2019	70.583618	83.695619	47
01/01/2020 to 12/31/2020	83.695619	90.494319	43
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.118261	1.126767	73
01/01/2012 to 12/31/2012	1.126767	1.268737	57
01/01/2013 to 12/31/2013	1.268737	1.650853	49
01/01/2014 to 12/31/2014	1.650853	1.788166	48
01/01/2015 to 12/31/2015	1.788166	1.657155	49
01/01/2016 to 12/31/2016	1.657155	1.931509	71
01/01/2017 to 12/31/2017	1.931509	2.048876	37
01/01/2018 to 04/30/2018	2.048876	1.977129	0
MFS ® Value Sub-Account (Class A)
04/29/2013 to 12/31/2013	3.191840	3.737850	1,618
01/01/2014 to 12/31/2014	3.737850	4.086321	1,371
01/01/2015 to 12/31/2015	4.086321	4.025433	1,206
01/01/2016 to 12/31/2016	4.025433	4.542983	1,140
01/01/2017 to 12/31/2017	4.542983	5.289123	1,072
01/01/2018 to 12/31/2018	5.289123	4.693229	979
01/01/2019 to 12/31/2019	4.693229	6.025484	889
01/01/2020 to 12/31/2020	6.025484	6.179845	797
MFS ® Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class A))
01/01/2011 to 12/31/2011	2.717356	2.516118	2,199
01/01/2012 to 12/31/2012	2.516118	2.873558	1,831
01/01/2013 to 04/26/2013	2.873558	3.166688	0
MFS ® Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.910472	8.743155	0
01/01/2012 to 12/31/2012	8.743155	9.825638	0
01/01/2013 to 04/26/2013	9.825638	10.764812	0
MFS ® Value Sub-Account (Class A) (previously MFS® Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.211421	1.204841	135
01/01/2012 to 12/31/2012	1.204841	1.383459	131
01/01/2013 to 04/26/2013	1.383459	1.569158	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.505614	1.382641	117
01/01/2012 to 12/31/2012	1.382641	1.490612	110
01/01/2013 to 12/31/2013	1.490612	2.044522	94
01/01/2014 to 12/31/2014	2.044522	2.037563	71
01/01/2015 to 12/31/2015	2.037563	1.909271	73
01/01/2016 to 12/31/2016	1.909271	1.724304	56
01/01/2017 to 12/31/2017	1.724304	2.380255	32
01/01/2018 to 12/31/2018	2.380255	2.586527	31
01/01/2019 to 12/31/2019	2.586527	3.575881	27
01/01/2020 to 12/31/2020	3.575881	8.929669	20
A-38

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Neuberger Berman Genesis Sub-account (Class A)
01/01/2011 to 12/31/2011	1.681238	1.754969	524
01/01/2012 to 12/31/2012	1.754969	1.904907	398
01/01/2013 to 12/31/2013	1.904907	2.603370	368
01/01/2014 to 12/31/2014	2.603370	2.568732	317
01/01/2015 to 12/31/2015	2.568732	2.549010	277
01/01/2016 to 12/31/2016	2.549010	2.984724	209
01/01/2017 to 12/31/2017	2.984724	3.408668	176
01/01/2018 to 12/31/2018	3.408668	3.137259	164
01/01/2019 to 12/31/2019	3.137259	4.013761	149
01/01/2020 to 12/31/2020	4.013761	4.953990	145
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.566132	1.463649	59
01/01/2012 to 12/31/2012	1.463649	1.520243	53
01/01/2013 to 04/26/2013	1.520243	1.648624	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.829007	15.164120	54
01/01/2012 to 12/31/2012	15.164120	16.325806	51
01/01/2013 to 12/31/2013	16.325806	14.612945	32
01/01/2014 to 12/31/2014	14.612945	14.834096	28
01/01/2015 to 12/31/2015	14.834096	14.180026	13
01/01/2016 to 12/31/2016	14.180026	14.687122	12
01/01/2017 to 12/31/2017	14.687122	14.993200	12
01/01/2018 to 12/31/2018	14.993200	14.434720	8
01/01/2019 to 12/31/2019	14.434720	15.418967	8
01/01/2020 to 12/31/2020	15.418967	16.967422	4
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.646486	1.675954	1,601
01/01/2012 to 12/31/2012	1.675954	1.806648	1,516
01/01/2013 to 12/31/2013	1.806648	1.748282	1,197
01/01/2014 to 12/31/2014	1.748282	1.797141	887
01/01/2015 to 12/31/2015	1.797141	1.773131	820
01/01/2016 to 12/31/2016	1.773131	1.795007	822
01/01/2017 to 12/31/2017	1.795007	1.850708	765
01/01/2018 to 12/31/2018	1.850708	1.821559	581
01/01/2019 to 12/31/2019	1.821559	1.949203	566
01/01/2020 to 12/31/2020	1.949203	2.086708	556
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.713478	11.679350	37
01/01/2012 to 12/31/2012	11.679350	13.001985	51
01/01/2013 to 12/31/2013	13.001985	14.486441	17
01/01/2014 to 12/31/2014	14.486441	15.122826	2
01/01/2015 to 12/31/2015	15.122826	14.627128	2
01/01/2016 to 12/31/2016	14.627128	15.265682	3
01/01/2017 to 12/31/2017	15.265682	17.450240	3
01/01/2018 to 12/31/2018	17.450240	16.092588	3
01/01/2019 to 12/31/2019	16.092588	18.990113	3
01/01/2020 to 12/31/2020	18.990113	20.575943	3
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.290529	10.902269	9
01/01/2012 to 12/31/2012	10.902269	12.372127	10
01/01/2013 to 12/31/2013	12.372127	14.412193	10
01/01/2014 to 12/31/2014	14.412193	14.983765	1
01/01/2015 to 12/31/2015	14.983765	14.441202	1
01/01/2016 to 12/31/2016	14.441202	15.227706	1
01/01/2017 to 12/31/2017	15.227706	17.974239	1
01/01/2018 to 12/31/2018	17.974239	16.180881	1
01/01/2019 to 12/31/2019	16.180881	19.546746	1
01/01/2020 to 12/31/2020	19.546746	21.356794	1
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.420190	1.382477	293
01/01/2012 to 12/31/2012	1.382477	1.618537	276
01/01/2013 to 12/31/2013	1.618537	2.215908	308
01/01/2014 to 12/31/2014	2.215908	2.379145	339
01/01/2015 to 12/31/2015	2.379145	2.593998	344
01/01/2016 to 12/31/2016	2.593998	2.598415	326
01/01/2017 to 12/31/2017	2.598415	3.421894	313
01/01/2018 to 12/31/2018	3.421894	3.336794	316
01/01/2019 to 12/31/2019	3.336794	4.299088	132
01/01/2020 to 12/31/2020	4.299088	5.795382	142
A-39

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.695587	0.618370	173
01/01/2012 to 12/31/2012	0.618370	0.683961	155
01/01/2013 to 04/26/2013	0.683961	0.715346	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.053407	1.022186	590
01/01/2012 to 12/31/2012	1.022186	1.146390	554
01/01/2013 to 12/31/2013	1.146390	1.544735	459
01/01/2014 to 12/31/2014	1.544735	1.718709	524
01/01/2015 to 12/31/2015	1.718709	1.808823	505
01/01/2016 to 12/31/2016	1.808823	1.895491	409
01/01/2017 to 12/31/2017	1.895491	2.332881	383
01/01/2018 to 12/31/2018	2.332881	2.250993	368
01/01/2019 to 12/31/2019	2.250993	2.910772	205
01/01/2020 to 12/31/2020	2.910772	3.558446	197
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.825815	1.827451	89
01/01/2012 to 12/31/2012	1.827451	2.089630	97
01/01/2013 to 12/31/2013	2.089630	2.972263	82
01/01/2014 to 12/31/2014	2.972263	3.127307	85
01/01/2015 to 12/31/2015	3.127307	3.161388	84
01/01/2016 to 12/31/2016	3.161388	3.477137	67
01/01/2017 to 12/31/2017	3.477137	4.203721	67
01/01/2018 to 12/31/2018	4.203721	3.865812	68
01/01/2019 to 12/31/2019	3.865812	5.066369	43
01/01/2020 to 12/31/2020	5.066369	6.200059	40
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.515893	2.316558	253
01/01/2012 to 04/27/2012	2.316558	2.562188	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.549695	2.621960	195
01/01/2013 to 12/31/2013	2.621960	3.370744	181
01/01/2014 to 12/31/2014	3.370744	3.646234	145
01/01/2015 to 12/31/2015	3.646234	3.274251	128
01/01/2016 to 12/31/2016	3.274251	3.731185	105
01/01/2017 to 12/31/2017	3.731185	4.030088	79
01/01/2018 to 12/31/2018	4.030088	3.572326	75
01/01/2019 to 12/31/2019	3.572326	4.545978	67
01/01/2020 to 12/31/2020	4.545978	4.827462	60
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.669730	2.795757	2,266
01/01/2012 to 12/31/2012	2.795757	3.075143	1,965
01/01/2013 to 12/31/2013	3.075143	3.067073	1,680
01/01/2014 to 12/31/2014	3.067073	3.191466	1,406
01/01/2015 to 12/31/2015	3.191466	3.094606	1,230
01/01/2016 to 12/31/2016	3.094606	3.314310	1,059
01/01/2017 to 12/31/2017	3.314310	3.539008	923
01/01/2018 to 12/31/2018	3.539008	3.358713	728
01/01/2019 to 12/31/2019	3.358713	3.793735	676
01/01/2020 to 12/31/2020	3.793735	4.001556	592
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.315798	2.386691	274
01/01/2012 to 12/31/2012	2.386691	2.659369	249
01/01/2013 to 12/31/2013	2.659369	2.833054	222
01/01/2014 to 12/31/2014	2.833054	2.930038	226
01/01/2015 to 12/31/2015	2.930038	2.827890	218
01/01/2016 to 04/29/2016	2.827890	2.914318	0
Western Asset Management U.S. Government Sub-Account
01/01/2011 to 12/31/2011	1.821281	1.895913	1,370
01/01/2012 to 12/31/2012	1.895913	1.933390	1,240
01/01/2013 to 12/31/2013	1.933390	1.893384	1,055
01/01/2014 to 12/31/2014	1.893384	1.920495	987
01/01/2015 to 12/31/2015	1.920495	1.905574	917
01/01/2016 to 12/31/2016	1.905574	1.904152	847
01/01/2017 to 12/31/2017	1.904152	1.915030	424
01/01/2018 to 12/31/2018	1.915030	1.907527	338
01/01/2019 to 12/31/2019	1.907527	1.995437	283
01/01/2020 to 12/31/2020	1.995437	2.071856	236

A-40

	1.60% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
American Funds The Bond Fund of America Sub-Account
01/01/2011 to 12/31/2011	16.072959	16.783999	19
01/01/2012 to 12/31/2012	16.783999	17.403721	18
01/01/2013 to 12/31/2013	17.403721	16.757799	9
01/01/2014 to 12/31/2014	16.757799	17.362262	6
01/01/2015 to 12/31/2015	17.362262	17.133526	7
01/01/2016 to 12/31/2016	17.133526	17.358019	6
01/01/2017 to 12/31/2017	17.358019	17.709312	6
01/01/2018 to 12/31/2018	17.709312	17.302455	5
01/01/2019 to 12/31/2019	17.302455	18.621283	22
01/01/2020 to 12/31/2020	18.621283	20.108766	21
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	3.031619	2.412378	321
01/01/2012 to 12/31/2012	2.412378	2.805424	246
01/01/2013 to 12/31/2013	2.805424	3.541667	224
01/01/2014 to 12/31/2014	3.541667	3.559431	189
01/01/2015 to 12/31/2015	3.559431	3.512234	159
01/01/2016 to 12/31/2016	3.512234	3.529014	99
01/01/2017 to 12/31/2017	3.529014	4.372522	89
01/01/2018 to 12/31/2018	4.372522	3.848873	81
01/01/2019 to 12/31/2019	3.848873	4.981631	68
01/01/2020 to 12/31/2020	4.981631	6.359481	58
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	14.874351	14.012637	143
01/01/2012 to 12/31/2012	14.012637	16.256137	125
01/01/2013 to 12/31/2013	16.256137	20.814004	105
01/01/2014 to 12/31/2014	20.814004	22.226580	87
01/01/2015 to 12/31/2015	22.226580	23.373902	78
01/01/2016 to 12/31/2016	23.373902	25.185386	61
01/01/2017 to 12/31/2017	25.185386	31.799544	51
01/01/2018 to 12/31/2018	31.799544	31.214579	46
01/01/2019 to 12/31/2019	31.214579	40.172622	42
01/01/2020 to 12/31/2020	40.172622	60.123264	40
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	9.911591	9.576075	158
01/01/2012 to 12/31/2012	9.576075	11.070735	139
01/01/2013 to 12/31/2013	11.070735	14.544951	137
01/01/2014 to 12/31/2014	14.544951	15.836328	121
01/01/2015 to 12/31/2015	15.836328	15.811666	104
01/01/2016 to 12/31/2016	15.811666	17.353479	70
01/01/2017 to 12/31/2017	17.353479	20.901544	66
01/01/2018 to 12/31/2018	20.901544	20.200397	63
01/01/2019 to 12/31/2019	20.200397	25.075730	57
01/01/2020 to 12/31/2020	25.075730	28.019227	54
Name Changes to Eligible Funds
Effective April 30, 2021:
•	American Funds Insurance Series®: American Funds Bond Fund (Class 2) changed its name to American Funds The Bond Fund of America (Class 2).
Discontinued Eligible Funds
Effective as of April 30, 3018:
•	Brighthouse Funds Trust II: MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) merged into Brighthouse Funds Trust II: MFS Value Portfolio.
Effective as of May 1, 2016:
•	Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).
A-41

Effective as of April 28, 2014:
•	Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class A); and
•	Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).
For additional information about Eligible Fund mergers and substitutions, please see “Investment Advice” in the Statement of Additional Information.
A-42

American Growth Series
Individual Variable Annuity Contracts
Issued By
New England Variable Annuity Separate Account of	Annuity Administrative Office
New England Life Insurance Company	P.O. Box 7104
One Financial Center	Troy, MI 48007-7104
Boston, Massachusetts 02111
(800) 435-4117
April 30, 2021
This prospectus offers individual variable annuity contracts (the “Contracts”) for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in the Eligible Funds. The Contract currently is not available for new sales.
American Funds Insurance Series®
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds The Bond Fund of America (formerly American Funds Bond Fund)
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.
Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.
You can obtain a Statement of Additional Information (“SAI”) about the Contracts, dated April 30, 2021. The SAI is filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-72 of the prospectus. For a free copy of the SAI, write or call New England Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104, 1-833-208-3018 or visit our website at www.brighthousefinancial.com.
Neither the SEC nor any state securities commission has approved these Contracts or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.
You can obtain copies of the Eligible Fund prospectuses by calling us at 1-833-208-3018. Please read them and keep them for reference.
We do not guarantee how any of the Subaccounts or Eligible Funds will perform. The Contracts and the Eligible Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
April 30, 2021

Glossary of Special Terms Used in this Prospectus
We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:
Account.    A subaccount of the Variable Account or the Fixed Account.
Accumulation Unit.    An accounting device used to calculate the Contract Value before annuitization.
Annuitant.    The person on whose life the Contract is issued.
Annuitization.    Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.
Annuity Administrative Office. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 7104, Troy, MI 48007-7104.
Annuity Unit.    An accounting device used to calculate the dollar amount of Annuity payments.
Beneficiary.    The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.
Contract Year.    A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.
Death Proceeds (prior to annuitization).    The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.
Fixed Account.    A part of the Company’s general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.
Good Order.    A request or transaction generally is considered in “good order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.
Maturity Date.    The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).
Owner (Contract Owner).    The person or entity which has all rights under the Contract.
Payee.    Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrenderof the Contract, the Contract Owner.
Variable Account.    A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.
Variable Annuity.    An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

Highlights
Tax Deferred Variable Annuities:
Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.
If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.
The Contracts:
The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See “Annuity Payments.”) Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your financial representative.
Purchase Payments:
Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract’s Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See “Purchase Payments.”) If you send your purchase payments to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
Ownership:
The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the death benefit. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code (“the Code”) may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code (“SEPs” and “SARSEPs”), Simple Retirement Accounts under 408(p) of the Code (“SIMPLE IRAs”), certain plans pursuant to 403(b) of the Code (“TSAs”), and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.
Any Code reference to “spouse” includes those persons married under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.
For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.
For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.
Investment Options:
You may allocate purchase payments net of certain charges to the Subaccounts (Eligible Funds) or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to frequent or large transfers (See “Transfer Privilege—Restrictions on Frequent Transfers” and “Transfer Privilege—Restrictions on Large Transfers.”) The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to “market timing” Special limits may apply to transfers to and from the Fixed Account. (See “The Fixed Account.”) The maximum transfer amount is $500,000 for each transaction.
Charges:
We apply the following charges to your Contract:
•	premium tax charge, in some states
•	mortality and expense risk charge equal to an annual rate of 1.30% (1.55% for certain sub-accounts) of each sub-account’s daily net assets
•	administration asset charge equal to an annual rate of 0.10% of the Variable Account’s daily net assets
•	annual contract administration charge equal to the lesser of $30 and 2% of contract value
•	a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions. (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law).
Certain waivers or reductions may apply. (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions.”)
We do not deduct a sales charge from purchase payments.
For information concerning compensation paid for the sale of Contracts, see “Distribution of the Contracts.”
Ten Day Right to Review:
After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.) If we return the Contract Value, the amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable).
Payment on Death:
If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see “Annuity Payments” for more information). The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner’s 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.
Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See “Payment on Death Prior to Annuitization.”)
Death Proceeds are taxable and generally are included in the income of the recipient as follows:
•	If received under an annuity payment option, they are taxed in the same manner as annuity payments.

•	If distributed in a lump sum, they are taxed in the same manner as a full surrender.
Surrenders:
Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See “Federal Income Tax Considerations.”)
A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.
In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the “free withdrawal amount”). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See “Surrenders” and “Contingent Deferred Sales Charge.”)
Other
We are obligated to pay all money we owe under the Contracts, including death benefits, and annuity payments. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party.
Replacement of Contracts
Exchange Programs.    From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges.    Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.

Expense Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted (see “Premium Tax Charge” for more information).
Contract Owner Transaction Expenses
Sales Charge Imposed on Purchase Payments	None
Contingent Deferred Sales Charge (as a percentage of each purchase payment)	7% declining annually see Note(1)
Transfer Fee(2)	$0
NOTES:
(1)	The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

Number of Complete Years from Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and thereafter	0%
(2)	We reserve the right to limit the number and amount of transfers and impose a transfer fee.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.
Annual Contract Fee
Administration Contract Charge(1)	$30
Variable Account Annual Expenses
(as a percentage of average daily net assets in the sub-accounts)
	American Funds The Bond Fund of America Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account	All Other Sub-Accounts
Mortality and Expense Risk Charge(2)	1.55%	1.30%
Administration Asset Charge	0.10%	0.10%
Total Variable Account Annual Expenses	1.65%	1.40%
NOTES:
(1)	The Administration Contract Charge is not imposed after annuitization.
(2)	We are waiving the following amounts of the Mortality and Expense Risk Charge: 0.08% for the Subaccount investing in Brighthouse/Wellington Large Cap Research Portfolio; and the amount, if any, of the underlying fund expenses in excess of 0.87% for the Subaccount investing in Invesco Global Equity Portfolio (Class B).

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund’s fees and expenses is contained below and in the prospectus for each Eligible Fund.
Minimum and Maximum Total Annual Eligible Fund Operating Expenses
	Minimum	Maximum
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.22%
Eligible Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.
Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
American Funds The Bond Fund of America	0.36%	0.25%	0.04%	—	0.65%	0.19%	0.46%
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Moderate Allocation Portfolio — Class C	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse/Franklin Low Duration Total Return Portfolio — Class B	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Wellington Large Cap Research Portfolio — Class B	0.56%	0.25%	0.03%	—	0.84%	0.04%	0.80%
Clarion Global Real Estate Portfolio — Class B	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio — Class E	0.77%	0.15%	0.04%	—	0.96%	0.05%	0.91%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio — Class B	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
Loomis Sayles Global Allocation Portfolio — Class B	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio — Class B	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
PIMCO Inflation Protected Bond Portfolio — Class B	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
SSGA Growth and Income ETF Portfolio — Class B	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio — Class B	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Mid Cap Growth Portfolio — Class B	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio — Class A	0.79%	—	0.05%	—	0.84%	0.12%	0.72%
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Artisan Mid Cap Value Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.08%	0.78%
Brighthouse/Wellington Balanced Portfolio — Class B	0.46%	0.25%	0.07%	—	0.78%	—	0.78%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.71%	—	0.02%	—	0.73%	0.12%	0.61%
Frontier Mid Cap Growth Portfolio — Class B	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
Loomis Sayles Small Cap Core Portfolio — Class A	0.90%	—	0.08%	—	0.98%	0.08%	0.90%
Loomis Sayles Small Cap Growth Portfolio — Class B	0.90%	0.25%	0.07%	—	1.22%	0.09%	1.13%

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Aggregate Bond Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MetLife Mid Cap Stock Index Portfolio — Class B	0.25%	0.25%	0.06%	0.01%	0.57%	—	0.57%
MetLife MSCI EAFE® Index Portfolio — Class B	0.30%	0.25%	0.08%	0.01%	0.64%	—	0.64%
MetLife Russell 2000® Index Portfolio — Class B	0.25%	0.25%	0.07%	0.01%	0.58%	—	0.58%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS® Total Return Portfolio — Class E	0.57%	0.15%	0.07%	—	0.79%	0.03%	0.76%
MFS® Value Portfolio — Class A	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds’ prospectuses for additional information regarding these arrangements.
Certain Eligible Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Example
The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)  If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
(a)	$994	$1,339	$1,711	$2,961
(b)	$909	$1,083	$1,282	$2,097
(2)  If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):
	1 Year	3 Years	5 Years	10 Years
(a)	$294	$839	$1,411	$2,961
(b)	$209	$583	$ 982	$2,097
Please remember that the examples are simply illustrations and do not reflect past or future expenses. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
NOTES:
(1)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.190% has been used. See Note (1) to the Variable Account Annual Expenses table.
(2)	If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See “Contingent Deferred Sales Charge” and “Annuity Options” for more information.)

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (See “ACCUMULATION UNIT VALUES (Condensed Financial Information)”).

The Company
We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all 50 states, and the District of Columbia. We are an indirect, wholly owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at One Financial Center, Boston, Massachusetts 02111.
The Variable Account
We established a separate investment account, New England Variable Annuity Separate Account (the “Variable Account”), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.
The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company’s general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.
We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.
We are obligated to pay all money we owe under the Contracts—such as death benefits and income payments—even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.
Certain Payments We Receive with Regard to the Eligible Funds
An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, “Brighthouse Advisers”) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a “limited liability company”. Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See “FEE TABLE—Annual Eligible Fund Operating Expenses” for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Eligible Fund’s prospectus. (See “FEE TABLE—Annual Eligible Fund Operating Expenses” for the amounts of the 12b-1 fees.) An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Investment Portfolio’s prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “DISTRIBUTION OF THE CONTRACTS.”) Payments under an Eligible Fund’s 12b-1 Plan decrease the Eligible Fund’s investment return.
We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund’s adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.
We do not provide any investment advice and do not recommend or endorse any particular Eligible Fund. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Eligible Funds you have chosen.
Investments of the Variable Account
We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See “Requests and Elections.”) You can transfer to or from any Eligible Fund, subject to certain conditions. (See “Transfer Privilege.”) You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See “Substitution of Investments.”)
Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser. Also, in selecting your Eligible Funds, you should be aware that certain Eligible Funds may have similar investment objectives but differ with respect to fees and charges.

You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus before investing. You can obtain copies of the Eligible Fund prospectuses by calling us at 1-833-208-3018. You can also get information about the Brighthouse Funds Trust I, Brighthouse Funds Trust II, and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
Eligible Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series®
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds The Bond Fund of America	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Franklin Low Duration Total Return Portfolio	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Allocation Portfolio	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
SSGA Growth and Income ETF Portfolio	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Wellington Balanced Portfolio	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Share Classes of the Eligible Funds
The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.
Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
Substitution of Investments
If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.
Guaranteed Option
You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See “The Fixed Account” for more information.) All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.
The Contracts
We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

Purchase Payments
Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.
•	When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the “Code”) or individual retirement annuity under Section 408(b) of the Code (both referred to as “IRAs”), or a Roth IRA under Section 408A of the Code (“Roth IRA”), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.
•	For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a “list bill” arrangement).
•	For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I (“Fund I”), New England Retirement Investment Account (“Preference”) or New England Variable Account (“Zenith Accumulator”) contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)
•	We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See “Access To Your Money.”)
•	If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
•	We will not accept purchase payments made with cash, money orders or travelers checks.
We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.
In addition, no subsequent purchase payments may be made: (1) within seven years prior to the Contract’s Maturity Date; or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned in an individual capacity) reaches age 88 (age 83 in New York). For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86 (age 83 in New York).
If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a “tax sheltered annuity” or “TSA”) in a “90-24 transfer” completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.
Ten-Day Right to Review
Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your

Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.
Employee Version
We may also make available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.
Allocation of Purchase Payments
You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See “Requests and Elections” for more information on receipt of purchase payments.)
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, or the right to assess transfer fees. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.
Contract Value and Accumulation Unit Value
We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.
The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds The Bond Fund of America Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other subaccounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption “Net Investment Factor” in the Statement of Additional Information.

If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See “The Fixed Account.”) If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See “Loan Provision for Certain Tax Benefited Retirement Plans.”)
Payment on Death Prior to Annuitization
Prior to annuitization, your Contract’s Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see “Annuity Payments” for more information).
The Contract’s Death Proceeds at any time will be the greater of:
(1)   the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;
(2)  the minimum guaranteed death benefit.
During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders (including any applicable surrender charge). Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:
(1)  the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;
(2)  the Contract Value on the date of recalculation.
The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.
For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.
Example:	Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.
Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 – .05($10,700)].
Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.
Options for Death Proceeds.    For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary and the beneficiary must be a natural person. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see “Annuity Options”). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant’s lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.
If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.
The Beneficiary may: (1) receive payment in one sum, either by check or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. If the Beneficiary does not make an election within 90 days after we receive due proof of death, at our Annuity Administrative Office, and the Beneficiary is eligible for either the Beneficiary Continuation or the Spousal Continuation provision, we will continue the Contract under the applicable provision.
There are similar rules for distributions on the death of the Annuitant under tax qualified plans (including IRAs), but those rules differ in certain material respects. For example, a 10-year payout requirement may apply instead of a five-year payout requirement, and only certain categories of Beneficiaries may be eligible to receive distributions over their life, life expectancy, or any period exceeding 10 years. Likewise, the annuity options that will comply with the tax law may be different for the Qualified Contracts. However, for such Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death (rather than within one year of death). You should consult your tax adviser about the tax rules applicable to your situation. However, if the Beneficiary under a tax qualified Contract is the Annuitant’s spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949), (which may be more or less than five years after the Annuitant’s death).
If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.
If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.
—Beneficiary Continuation
Since tax law generally requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. In the case of a Qualified Contract, the tax law may require the Death Proceeds to be distributed within 10 years after the applicable death (rather than five years), in which case the Beneficiary Continuation provision will reflect the 10-year requirement under the tax law. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax Qualified Contracts) in order for the Contract to be continued by any Beneficiary.
If the Beneficiary does not make an election within 90 days after we receive due proof of death, we will continue the Contract under the Beneficiary Continuation provision for a period ending five years after the date of death (or 10 years after the death, if permitted by tax law). If Beneficiary Continuation is not available because the Beneficiary’s share of the Death Proceeds does not meet our published minimum, however, we will pay the Death Proceeds in a single sum unless the Beneficiary elects an annuity payment option within 90 days after we receive due proof of death.
The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years (or, if applicable, 10 years) from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary’s Contract Value to the Beneficiary. If the Beneficiary dies during that five (or, if applicable, 10) year period, the Beneficiary’s death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.
—Special Options for Spouses
Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:
(1)  to receive the Death Proceeds either in one sum or under a permitted payment option;
(2)  to continue the Contract under the Beneficiary Continuation provision; or
(3)  to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).
If the surviving spouse does not make an election within 90 days after we receive due proof of death, at our Annuity Administrative Office, we will automatically continue the Contract under the Spousal Continuation provision if our rules permit, and the surviving spouse will not be able to receive the Death Proceeds at that time. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.
For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.
If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.
Any Internal Revenue Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of gender.
Transfer Privilege
—General
Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, “Tax Status of the Contract.”

Transfers During the Accumulation Phase.    We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)
Transfers During the Annuity Phase.    We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.
We may be required to suspend the right to transfers in certain circumstances (see “THE CONTRACTS—Suspension of Payments”).
We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.
See “Requests and Elections” for information regarding transfers made by written request, by telephone or by Internet.
We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.
We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.
Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See “The Fixed Account” and the Statement of Additional Information.
Restrictions on Frequent Transfers.    Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or “portfolio”) if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds. We monitor transfer activity in the following “Monitored Eligible Funds” for purposes of imposing our restrictions on frequent transfers.
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio

Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Eligible Funds within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Eligible Funds at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Eligible Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Eligible Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Eligible Funds that exceeds our current transfer limits, we require future transfer requests to or from any Eligible Fund (not just the Monitored Eligible Funds) under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.
Restrictions on Large Transfers.    Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging
We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional purchase payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the subsequent purchase payment, we will allocate the payment to the instructions we have on record. Any purchase payments received after a program has ended will be allocated as described in “THE CONTRACTS—Allocation of Purchase Payments.” Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no charge to you for participating in the program and transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)
Guaranteed Account.    Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The minimum rate credited depends on the date your Contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.
•	Certain rules and limitations may apply to the purchase payments you can allocate.
•	Amounts in a Guaranteed Account cannot be used as collateral for a loan.
Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.
The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.
If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).
We will also terminate the program when we receive notice of your death.
Contact your agent for more information.
Asset Rebalancing
We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.
You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don’t count transfers made under an asset rebalancing program for purposes of the transfer rules described above.
Surrenders
Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:
•	any applicable Contingent Deferred Sales Charge;
•	a pro rata portion of the Administration Contract Charge (on a full surrender only);
•	a premium tax charge (in certain states only); and
•	any outstanding loan plus accrued interest (on a full surrender only).
See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” and “Loan Provision for Certain Tax Benefited Retirement Plans” for a description of these charges and when they apply.
Restrictions.    Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.
The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant’s death, retirement, or termination of employment in all Texas public institutions of higher education.
Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1⁄2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See “Federal Income Tax Considerations.”)
Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See “Federal Income Tax Considerations.”)
How to surrender.
•	You must submit a request to our Annuity Administrative Office. (See “Requests and Elections” for more information on receipt of requests at our annuity administrative office.)
•	You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Contingent Deferred Sales Charge waived. (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).
•	We have to receive your surrender request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner’s death; provided, however, that you may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.
We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See “Suspension of Payments.”) We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
Amount of Surrender.    We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.
Divorce.    A withdrawal made pursuant to a divorce or separation instrument is subject to all the same withdrawal charge provision as described in “Contingent Deferred Sales Charge” (if permissible under tax law), will reduce the Contract Value and could have a significant negative impact on the death benefit.
Systematic Withdrawals
Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See “Contingent Deferred Sales Charge.”)
If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.
If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.
You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.
The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions.
Loan Provision for Certain Tax Benefited Retirement Plans
Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.
When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1⁄2% per year. We will credit this earned interest to your Contract’s sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.
Under current rules, interest charged on the loan will be 6 1⁄2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account’s investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.
You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.
Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to “FEDERAL INCOME TAX CONSIDERATIONS”—Taxation of Qualified Contracts” in this prospectus.
If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.
Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.
We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.
We will provide further information regarding loans upon request.
Suspension of Payments
We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.
Ownership Rights
During the Annuitant’s lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.
These rights include the right to:
•	change the Beneficiary (see also, “Abandoned Property Requirements” below)
•	assign the Contract (subject to limitations)
•	change the payment option
•	exercise all other rights, benefits, options and privileges allowed by the Contract or us.
For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.
Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be “Pension Plans” under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.
Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under “Federal Income Tax Considerations” contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.
If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.
Abandoned Property Requirements.    Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract’s proceeds from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see “Requests and Elections” below).

Requests and Elections
We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office are:
For loan repayments. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 70248, Philadelphia, PA 19176-0248.
For purchase payments. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 70247, Philadelphia, PA 19176-0247.
Subject to our restrictions on frequent or large transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:
•	By Telephone (1-833-208-3018), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time
•	Through your financial representative
•	In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 7104, Troy, MI 48007-7104 or
•	By fax 877-319-2495
•	For transfers or reallocation of future purchase payments, by Internet at www.brighthousefinancial.com.
If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.
We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.
All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.
If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Telephone and Computer Systems. Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider’s, your financial representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.
A recording of daily unit values is available by calling 1-833-208-3018.
We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.
All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on NELICO and the Separate Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Eligible Funds invest
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Eligible Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Eligible Funds. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions
We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Administration Charges, Contingent
Deferred Sales Charge and Other Deductions
We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:
•	Administration Contract Charge
•	Administration Asset Charge
•	Mortality and Expense Risk Charge
•	Contingent Deferred Sales Charge
•	Premium Tax Charge and Other Expenses
We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see “Annual Eligible Fund Operating Expenses.”
Administration Contract Charge
The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.
We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.
We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

Administration Asset Charge
The Administration Asset Charge is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.
Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds The Bond Fund of America Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See “Annuity Payments.”)
If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.
Contingent Deferred Sales Charge
We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events (“CDSC events”). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.
When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.
The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:
Number of Complete Years from Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and thereafter	0%
In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.
Example:	Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.
Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 1	$12,500	$14,000	$4,000	$1,250	$4,000
Situation 2	$11,000	$10,000	$ 0	$1,100	$1,100
We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a “first-in, first-out” basis. That is, we will withdraw your purchase payments in the order you made them.
Example:	Assume that you make a $10,000 purchase payment into the Contract on 6/1/11 and you make another $10,000 purchase payment on 2/1/12. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.
Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 1: $7,000 partial surrender on 12/1/12	$22,000	$25,000	$5,000	$2,200	$5,000

The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/11 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.
Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 2: $25,000 surrender on 1/1/14	$30,000	$33,000	$13,000	$3,000	$13,000

The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/11 and $2,000 of the $10,000 purchase payment that you made on 2/1/12. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 + 4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.
Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.
Waiver of Contingent Deferred Sales Charge.    No Contingent Deferred Sales Charge will apply:
•	After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under “Annuity Options”), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)
•	If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.
•	On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.
•	If under the Spousal Continuation provision the Contract’s Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.
•	On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See “Federal Income Tax Considerations—Taxation of Qualified Contracts.”)
We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a), 401(k) or 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.
Premium and Other Tax Charge
Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Deductions for state premium tax charges currently range from  1⁄2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.
We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
Other Expenses
An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See “Expense Table.”) The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.
Annuity Payments
Election of Annuity
The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.
We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see “The Contracts—Purchase Payments”), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our currently established administrative procedures).
Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit.
If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.
You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner’s age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).
Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under “Administration Charges, Contingent Deferred Sales Charge and Other Deductions”) to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See “Amount of Variable Annuity Payments.”)
Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.
Annuity Options
There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable, subject to the requirements of the Internal Revenue Code. (Some options are not available for death proceeds.)
For a description of the tax consequences of full and partial annuitization, see “FEDERAL INCOME TAX CONSIDERATIONS”.
You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.
If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and  2⁄3 to Survivor Variable Life Income options, listed below).
The Contract offers the variable annuity payment options listed below.
Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)
Variable Income Payments to Age 100 (“American Income Advantage”). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and  2⁄3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
*It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.
If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects.  For example, if you die after annuity payments have already begun under a Non-Qualified Contract, any remaining annuity payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death
Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.
You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See “Amount of Annuity Payments”.) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.
Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
See the section entitled “ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS” to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, an endorsement attached to your Contract, and federal tax law which, among other things, may (1) restrict payment to the life expectancy of the payee, (2) limit the categories of beneficiaries who can be joint annuitants or payees under a joint and survivor option, (3) limit the choice of percentage reduction in payments under a joint and survivor option, and (4) limit the duration of any period certain (including a period certain combined with a life or joint and survivor option). In addition, these federal tax rules may also limit the use in Qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.
See the section entitled “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee.
We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.
Amount of Variable Annuity Payments
At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee’s age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.
The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.
We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.
When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.
For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.
Retirement Plans Offering Federal Tax Benefits
The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:
1.  Plans qualified under Section 401(a) or 403(a) of the Code (“Qualified Plans”);
2.   Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;
3.   Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as “IRAs”), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code (“SEPs” and “SARSEPs”), Simple Retirement Accounts under Section 408(p) of the Code (“SIMPLE IRAs”) and Roth Individual Retirement Accounts under Section 408A of the Code (“Roth IRAs”). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;
4.   Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations (“Section 457 Plans”); and

5.   Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees (“Governmental Plans”).
An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called “90-24 transfers”) and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”) The Company may make the Contract available for use with Section 401(k) plans.
A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under “Federal Income Tax Considerations—Taxation of Qualified Contracts.” It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.
In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement “plan” itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.
Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.
Federal Income Tax Considerations
Introduction
The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is subject to ordinary income tax and, if made prior to age 59 1⁄2, a federal tax penalty may apply.
Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets

Taxation of Non-Qualified Contracts
Non-Natural Person.    If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual’s life or life expectancy and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a Non-Qualified contract, the distribution on death rules under the Internal Revenue Code may generally require treating the primary Beneficiary as the Owner thereby commencing payments earlier than expected impacting the usefulness of the death benefits.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals.    When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1⁄2.
The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.
Penalty Tax on Certain Withdrawals.    In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1⁄2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s disability;
•	made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or
•	under certain immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments.    Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.
Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.
In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.
The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner’s death (or the primary annuitant’s death where the owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.
Additionally, if you are under age 59 1⁄2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1⁄2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
Partial Annuitization.    Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

Taxation of Death Benefit Proceeds.    Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as “Payment on Death Prior to Annuitization” in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.
Transfers, Assignments or Exchanges of a Contract.    Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.
Withholding.    Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts.    The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of
1.  the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or
2.   the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC §§401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.
You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.
Further Information.    We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
Withdrawals.    In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Contract can be zero.
Individual Retirement Accounts (IRA’s), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2021, $6,000 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1⁄2. unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. The IRS has approved the form of the traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or Simple IRA Contract issued to you may differ from the form of the traditional IRA or Simple IRA approved by the IRS because of several factors such as different riders and state insurance requirements. Additionally, such approval as to the form of the contract by the IRS does not constitute any approval or endorsement as to the investment program thereunder.
SIMPLE IRA’s permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $13,500 for 2021. Additional “catch-up contributions” may be made by individuals age 50 or over. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA’s are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.
Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1⁄2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.
Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Death Benefits.    For Contracts purchased in connection with Qualified Plans under Section 401(a) or TSA Plans under Section 403(b), certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in certain pension or profit-sharing plans. Because the death benefit in certain cases may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after their death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions (“RMDs”) During the Owner’s Life.    Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a) the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Witholding.    Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.
“Eligible rollover distributions” from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.
Other Tax Issues
Tax Credits and Deductions.    We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Guaranteed Benefits.    If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).
Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
See also the discussion of commutation features under “Annuity Payments.” A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
Federal Estate Taxes.    While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax.    Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity purchases by nonresident aliens and foreign corporations.    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Puerto Rico Tax Considerations.    The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Voting Rights
We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.
Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.
We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.
The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.
Distribution of the Contracts
We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC (“Distributor”), for the distribution and sale of the Contracts. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers (“selling firms”) for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the Contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see “Fee Table—Annual Eligible Fund Operating Expenses” and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.
Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.
Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.
The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.
A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

The Fixed Account
The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our general account consists of all assets owned by us other than those in the Variable Account and the Company’s other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your contract. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.
Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.
Contract Value and Fixed Account Transactions
A Contract’s total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company’s general account (but outside the Fixed Account) which is the result of a Contract loan.
Amounts you surrender from the Fixed Account will be on a “first-in, first-out” basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a “last-in, first-out” basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).
Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.
We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a “last-in, first-out” basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.
We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

For more information on the Fixed Account please refer to the Statement of Additional Information.
Investment Performance Information
We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account’s performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.
Yields
The current yield of the BlackRock Ultra-Short Term Bond Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
The yield of a Sub-Account (besides the BlackRock Ultra-Short Term Bond Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.
Standard Return
The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.
Non-Standard Return
“Non-Standard” average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.
We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.
We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.
We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.
Other Performance
In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services (“VARDS”) or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor’s Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.
Legal Proceedings
In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.
Financial Statements
Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at P.O. Box 7104, Troy, MI 48007-7104 or telephoning 1-833-208-3018 or visiting our website at www.brighthousefinancial.com.

ACCUMULATION UNIT VALUES
New England Variable Annuity Separate Account
Condensed Financial Information
Set forth below are accumulation unit values through December 31, 2020 for each Sub-Account of the New England Variable Annuity Separate Account. Certain Sub-Accounts are subject to a reduced Mortality and Expense Risk Charge. Please see "EXPENSE TABLE--Variable Account Annual Expenses" for more information.
	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.889880	9.545193	71
01/01/2012 to 12/31/2012	9.545193	10.685140	62
01/01/2013 to 12/31/2013	10.685140	12.489271	66
01/01/2014 to 12/31/2014	12.489271	13.060633	62
01/01/2015 to 12/31/2015	13.060633	12.788193	59
01/01/2016 to 12/31/2016	12.788193	13.595256	22
01/01/2017 to 12/31/2017	13.595256	15.666705	36
01/01/2018 to 12/31/2018	15.666705	14.781656	30
01/01/2019 to 12/31/2019	14.781656	17.422357	22
01/01/2020 to 12/31/2020	17.422357	19.854333	18
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.407014	8.837455	8
01/01/2012 to 12/31/2012	8.837455	10.122028	17
01/01/2013 to 12/31/2013	10.122028	12.487463	18
01/01/2014 to 12/31/2014	12.487463	13.100436	7
01/01/2015 to 12/31/2015	13.100436	12.820674	5
01/01/2016 to 12/31/2016	12.820674	13.775033	6
01/01/2017 to 12/31/2017	13.775033	16.483735	6
01/01/2018 to 12/31/2018	16.483735	15.315622	6
01/01/2019 to 12/31/2019	15.315622	18.672416	6
01/01/2020 to 12/31/2020	18.672416	21.528552	6
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.135248	10.013751	50
01/01/2012 to 12/31/2012	10.013751	10.944060	41
01/01/2013 to 12/31/2013	10.944060	12.251046	40
01/01/2014 to 12/31/2014	12.251046	12.816991	26
01/01/2015 to 12/31/2015	12.816991	12.547047	25
01/01/2016 to 12/31/2016	12.547047	13.240317	19
01/01/2017 to 12/31/2017	13.240317	14.749515	19
01/01/2018 to 12/31/2018	14.749515	14.046671	17
01/01/2019 to 12/31/2019	14.046671	16.089301	17
01/01/2020 to 12/31/2020	16.089301	17.926087	17
Baillie Gifford International Stock Sub-Account (Class A)
01/01/2011 to 12/31/2011	1.422100	1.123696	4,692
01/01/2012 to 12/31/2012	1.123696	1.324259	4,001
01/01/2013 to 12/31/2013	1.324259	1.508805	3,475
01/01/2014 to 12/31/2014	1.508805	1.441645	3,035
01/01/2015 to 12/31/2015	1.441645	1.393596	2,735
01/01/2016 to 12/31/2016	1.393596	1.448124	2,392
01/01/2017 to 12/31/2017	1.448124	1.930007	2,132
01/01/2018 to 12/31/2018	1.930007	1.579299	1,946
01/01/2019 to 12/31/2019	1.579299	2.068490	1,791
01/01/2020 to 12/31/2020	2.068490	2.581734	1,581
BlackRock Bond Income Sub-Account
01/01/2011 to 12/31/2011	5.655715	5.943342	2,157
01/01/2012 to 12/31/2012	5.943342	6.302492	1,868
01/01/2013 to 12/31/2013	6.302492	6.167246	1,553
01/01/2014 to 12/31/2014	6.167246	6.512361	1,341
01/01/2015 to 12/31/2015	6.512361	6.459941	1,180
01/01/2016 to 12/31/2016	6.459941	6.569029	1,001
01/01/2017 to 12/31/2017	6.569029	6.743801	899
01/01/2018 to 12/31/2018	6.743801	6.625785	755
01/01/2019 to 12/31/2019	6.625785	7.175702	658
01/01/2020 to 12/31/2020	7.175702	7.684015	598

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	3.288619	2.952869	8,354
01/01/2012 to 12/31/2012	2.952869	3.330083	7,031
01/01/2013 to 12/31/2013	3.330083	4.407490	6,061
01/01/2014 to 12/31/2014	4.407490	4.732933	4,886
01/01/2015 to 12/31/2015	4.732933	4.960183	4,182
01/01/2016 to 12/31/2016	4.960183	4.895394	3,797
01/01/2017 to 12/31/2017	4.895394	6.465517	3,446
01/01/2018 to 12/31/2018	6.465517	6.529699	3,131
01/01/2019 to 12/31/2019	6.529699	8.554247	2,841
01/01/2020 to 12/31/2020	8.554247	11.865167	2,572
BlackRock Ultra-Short Term Bon Sub-Account (previously BlackRock Money Market Sub-Account)
01/01/2011 to 12/31/2011	2.484438	2.449991	2,411
01/01/2012 to 12/31/2012	2.449991	2.415744	1,944
01/01/2013 to 12/31/2013	2.415744	2.382158	1,551
01/01/2014 to 12/31/2014	2.382158	2.349039	1,224
01/01/2015 to 12/31/2015	2.349039	2.316456	922
01/01/2016 to 12/31/2016	2.316456	2.292219	798
01/01/2017 to 12/31/2017	2.292219	2.280496	802
01/01/2018 to 12/31/2018	2.280496	2.289246	731
01/01/2019 to 12/31/2019	2.289246	2.305500	654
01/01/2020 to 12/31/2020	2.305500	2.283148	619
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2011 to 04/29/2011	11.248397	12.197241	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.160754	10.414730	23
01/01/2012 to 12/31/2012	10.414730	11.988490	27
01/01/2013 to 12/31/2013	11.988490	15.310139	26
01/01/2014 to 12/31/2014	15.310139	15.865534	22
01/01/2015 to 12/31/2015	15.865534	15.330779	20
01/01/2016 to 12/31/2016	15.330779	16.474950	19
01/01/2017 to 12/31/2017	16.474950	19.972591	18
01/01/2018 to 12/31/2018	19.972591	17.711217	18
01/01/2019 to 12/31/2019	17.711217	22.264648	16
01/01/2020 to 12/31/2020	22.264648	26.106454	14
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.305328	12.529284	71
01/01/2012 to 12/31/2012	12.529284	13.488260	102
01/01/2013 to 12/31/2013	13.488260	13.870825	66
01/01/2014 to 12/31/2014	13.870825	14.289647	57
01/01/2015 to 12/31/2015	14.289647	14.008475	47
01/01/2016 to 12/31/2016	14.008475	14.439497	32
01/01/2017 to 12/31/2017	14.439497	15.226408	22
01/01/2018 to 12/31/2018	15.226408	14.621553	20
01/01/2019 to 12/31/2019	14.621553	16.110456	7
01/01/2020 to 12/31/2020	16.110456	17.397737	6
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.162022	12.119093	143
01/01/2012 to 12/31/2012	12.119093	13.319397	125
01/01/2013 to 12/31/2013	13.319397	14.569140	132
01/01/2014 to 12/31/2014	14.569140	15.074351	97
01/01/2015 to 12/31/2015	15.074351	14.705231	86
01/01/2016 to 12/31/2016	14.705231	15.383571	71
01/01/2017 to 12/31/2017	15.383571	16.784744	66
01/01/2018 to 12/31/2018	16.784744	15.821747	30
01/01/2019 to 12/31/2019	15.821747	18.035033	29
01/01/2020 to 12/31/2020	18.035033	19.746600	61
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.951194	11.624061	293
01/01/2012 to 12/31/2012	11.624061	12.979301	246
01/01/2013 to 12/31/2013	12.979301	15.100670	246
01/01/2014 to 12/31/2014	15.100670	15.642785	173
01/01/2015 to 12/31/2015	15.642785	15.229745	162
01/01/2016 to 12/31/2016	15.229745	16.085085	151
01/01/2017 to 12/31/2017	16.085085	18.198777	149
01/01/2018 to 12/31/2018	18.198777	16.845346	124
01/01/2019 to 12/31/2019	16.845346	19.837614	99
01/01/2020 to 12/31/2020	19.837614	22.270375	88

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.675478	9.373272	0
01/01/2012 to 12/31/2012	9.373272	10.732527	3
01/01/2013 to 04/26/2013	10.732527	11.554139	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.629011	13.255895	17
01/01/2014 to 04/25/2014	13.255895	13.202335	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.659519	11.064055	185
01/01/2012 to 12/31/2012	11.064055	12.588059	154
01/01/2013 to 12/31/2013	12.588059	15.430882	157
01/01/2014 to 12/31/2014	15.430882	16.011763	148
01/01/2015 to 12/31/2015	16.011763	15.521347	129
01/01/2016 to 12/31/2016	15.521347	16.551548	112
01/01/2017 to 12/31/2017	16.551548	19.449626	105
01/01/2018 to 12/31/2018	19.449626	17.622008	98
01/01/2019 to 12/31/2019	17.622008	21.500241	85
01/01/2020 to 12/31/2020	21.500241	24.718796	82
Brighthouse/Artisan Mid Cap Value Sub-Account
01/01/2011 to 12/31/2011	3.159883	3.326612	4,153
01/01/2012 to 12/31/2012	3.326612	3.669279	3,421
01/01/2013 to 12/31/2013	3.669279	4.951817	2,984
01/01/2014 to 12/31/2014	4.951817	4.977079	2,484
01/01/2015 to 12/31/2015	4.977079	4.444476	2,140
01/01/2016 to 12/31/2016	4.444476	5.389194	1,845
01/01/2017 to 12/31/2017	5.389194	5.995713	1,620
01/01/2018 to 12/31/2018	5.995713	5.131420	1,453
01/01/2019 to 12/31/2019	5.131420	6.261910	1,277
01/01/2020 to 12/31/2020	6.261910	6.560247	1,167
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.988083	9.767007	0
01/01/2012 to 12/31/2012	9.767007	10.054067	1
01/01/2013 to 12/31/2013	10.054067	10.029369	158
01/01/2014 to 12/31/2014	10.029369	9.994549	5
01/01/2015 to 12/31/2015	9.994549	9.794250	4
01/01/2016 to 12/31/2016	9.794250	9.960714	105
01/01/2017 to 12/31/2017	9.960714	9.953412	103
01/01/2018 to 12/31/2018	9.953412	9.857125	103
01/01/2019 to 12/31/2019	9.857125	10.170703	394
01/01/2020 to 12/31/2020	10.170703	10.241873	2
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2011 to 12/31/2011	40.268226	41.134728	1
01/01/2012 to 12/31/2012	41.134728	45.470996	1
01/01/2013 to 12/31/2013	45.470996	53.930762	1
01/01/2014 to 12/31/2014	53.930762	58.648207	1
01/01/2015 to 12/31/2015	58.648207	59.159926	1
01/01/2016 to 12/31/2016	59.159926	62.270051	1
01/01/2017 to 12/31/2017	62.270051	70.527066	1
01/01/2018 to 12/31/2018	70.527066	66.754345	2
01/01/2019 to 12/31/2019	66.754345	80.779950	2
01/01/2020 to 12/31/2020	80.779950	93.550331	2
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class A)
01/01/2011 to 12/31/2011	3.431928	3.247785	9,671
01/01/2012 to 12/31/2012	3.247785	3.614302	8,021
01/01/2013 to 12/31/2013	3.614302	4.765175	6,859
01/01/2014 to 12/31/2014	4.765175	5.198660	5,663
01/01/2015 to 12/31/2015	5.198660	5.249208	4,917
01/01/2016 to 12/31/2016	5.249208	5.556422	4,379
01/01/2017 to 12/31/2017	5.556422	6.524245	3,920
01/01/2018 to 12/31/2018	6.524245	6.427401	3,546
01/01/2019 to 12/31/2019	6.427401	8.298893	3,202
01/01/2020 to 12/31/2020	8.298893	9.105479	2,899

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	6.403896	6.331166	61
01/01/2012 to 12/31/2012	6.331166	7.080032	50
01/01/2013 to 12/31/2013	7.080032	9.375102	46
01/01/2014 to 12/31/2014	9.375102	10.493284	40
01/01/2015 to 12/31/2015	10.493284	10.812418	32
01/01/2016 to 12/31/2016	10.812418	11.544661	24
01/01/2017 to 12/31/2017	11.544661	13.882338	22
01/01/2018 to 12/31/2018	13.882338	12.822755	19
01/01/2019 to 12/31/2019	12.822755	16.666220	18
01/01/2020 to 12/31/2020	16.666220	20.070661	15
Clarion Global Real Estate Sub-Account
01/01/2011 to 12/31/2011	14.261852	13.278301	92
01/01/2012 to 12/31/2012	13.278301	16.495575	93
01/01/2013 to 12/31/2013	16.495575	16.842986	64
01/01/2014 to 12/31/2014	16.842986	18.812389	53
01/01/2015 to 12/31/2015	18.812389	18.290851	45
01/01/2016 to 12/31/2016	18.290851	18.194191	40
01/01/2017 to 12/31/2017	18.194191	19.869840	37
01/01/2018 to 12/31/2018	19.869840	17.898178	32
01/01/2019 to 12/31/2019	17.898178	22.028241	26
01/01/2020 to 12/31/2020	22.028241	20.631366	24
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	44.905265	42.845450	5
01/01/2012 to 12/31/2012	42.845450	46.763970	4
01/01/2013 to 12/31/2013	46.763970	61.070696	3
01/01/2014 to 12/31/2014	61.070696	66.771339	3
01/01/2015 to 12/31/2015	66.771339	67.557744	3
01/01/2016 to 12/31/2016	67.557744	70.054495	2
01/01/2017 to 12/31/2017	70.054495	86.309397	2
01/01/2018 to 12/31/2018	86.309397	80.080811	2
01/01/2019 to 12/31/2019	80.080811	104.899296	2
01/01/2020 to 12/31/2020	104.899296	135.901360	2
Harris Oakmark International Sub-Account (Class E)
01/01/2011 to 12/31/2011	2.012946	1.704730	1,731
01/01/2012 to 12/31/2012	1.704730	2.172950	1,698
01/01/2013 to 12/31/2013	2.172950	2.799454	1,882
01/01/2014 to 12/31/2014	2.799454	2.604133	1,751
01/01/2015 to 12/31/2015	2.604133	2.453553	1,642
01/01/2016 to 12/31/2016	2.453553	2.620498	1,524
01/01/2017 to 12/31/2017	2.620498	3.372965	1,426
01/01/2018 to 12/31/2018	3.372965	2.532066	1,343
01/01/2019 to 12/31/2019	2.532066	3.111083	611
01/01/2020 to 12/31/2020	3.111083	3.228569	594
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.683400	16.875548	23
01/01/2012 to 12/31/2012	16.875548	20.163307	15
01/01/2013 to 12/31/2013	20.163307	25.273996	15
01/01/2014 to 12/31/2014	25.273996	25.456537	10
01/01/2015 to 12/31/2015	25.456537	26.090558	8
01/01/2016 to 12/31/2016	26.090558	25.787264	7
01/01/2017 to 12/31/2017	25.787264	34.771331	6
01/01/2018 to 12/31/2018	34.771331	29.778567	5
01/01/2019 to 12/31/2019	29.778567	38.634092	3
01/01/2020 to 12/31/2020	38.634092	48.603855	3
Invesco Global Equity Sub-Account (Class B) (previously Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.120547	8.373692	1
01/01/2012 to 12/31/2012	8.373692	10.090892	2
01/01/2013 to 04/26/2013	10.090892	10.727673	0
Invesco Small Cap Growth Sub-account
01/01/2011 to 12/31/2011	1.590394	1.551373	90
01/01/2012 to 12/31/2012	1.551373	1.808574	92
01/01/2013 to 12/31/2013	1.808574	2.499952	81
01/01/2014 to 12/31/2014	2.499952	2.660215	53
01/01/2015 to 12/31/2015	2.660215	2.578381	51
01/01/2016 to 12/31/2016	2.578381	2.833265	44
01/01/2017 to 12/31/2017	2.833265	3.501763	36
01/01/2018 to 12/31/2018	3.501763	3.140409	30
01/01/2019 to 12/31/2019	3.140409	3.852639	25
01/01/2020 to 12/31/2020	3.852639	5.955405	10

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Jennison Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	0.524739	0.520119	2,845
01/01/2012 to 12/31/2012	0.520119	0.593806	3,269
01/01/2013 to 12/31/2013	0.593806	0.802220	2,194
01/01/2014 to 12/31/2014	0.802220	0.862707	1,808
01/01/2015 to 12/31/2015	0.862707	0.942457	1,627
01/01/2016 to 12/31/2016	0.942457	0.930938	1,432
01/01/2017 to 12/31/2017	0.930938	1.260701	1,271
01/01/2018 to 12/31/2018	1.260701	1.247433	1,227
01/01/2019 to 12/31/2019	1.247433	1.633914	1,047
01/01/2020 to 12/31/2020	1.633914	2.526265	2,286
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2011 to 12/31/2011	8.409877	8.178700	14
01/01/2012 to 04/27/2012	8.178700	9.201007	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	13.021257	14.310803	14
01/01/2014 to 12/31/2014	14.310803	14.601130	11
01/01/2015 to 12/31/2015	14.601130	14.574906	11
01/01/2016 to 12/31/2016	14.574906	15.058864	10
01/01/2017 to 12/31/2017	15.058864	18.261017	9
01/01/2018 to 12/31/2018	18.261017	17.035627	3
01/01/2019 to 12/31/2019	17.035627	21.422694	3
01/01/2020 to 12/31/2020	21.422694	24.248001	1
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.100437	11.180051	9
01/01/2012 to 12/31/2012	11.180051	12.401036	12
01/01/2013 to 04/26/2013	12.401036	12.944649	0
Loomis Sayles Growth Sub-Account (Class A)
05/02/2011 to 12/31/2011	0.855881	0.777297	4,217
01/01/2012 to 12/31/2012	0.777297	0.910634	3,541
01/01/2013 to 12/31/2013	0.910634	1.310201	2,985
01/01/2014 to 12/31/2014	1.310201	1.539009	3,555
01/01/2015 to 12/31/2015	1.539009	1.459798	3,038
01/01/2016 to 12/31/2016	1.459798	1.482465	1,949
01/01/2017 to 12/31/2017	1.482465	1.735285	1,756
01/01/2018 to 12/31/2018	1.735285	1.594509	1,492
01/01/2019 to 12/31/2019	1.594509	1.947079	1,314
01/01/2020 to 12/31/2020	1.947079	2.544751	1,136
Loomis Sayles Growth Sub-Account (Class A) (previously ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	155.491489	141.764919	6
01/01/2012 to 12/31/2012	141.764919	171.257403	5
01/01/2013 to 12/31/2013	171.257403	217.489397	4
01/01/2014 to 04/25/2014	217.489397	226.473177	0
Loomis Sayles Growth Sub-Account (Class A) (previously Legg Mason Value Equity Sub-Account (Class A))
01/01/2011 to 04/29/2011	0.616487	0.655701	0
Loomis Sayles Growth Sub-Account (Class A) (previously Legg Mason Partners Aggressive Growth Sub-Account (Class B) and before that Janus Aggressive Growth Sub-Account and before that Janus Growth Sub-Account))
01/01/2011 to 04/29/2011	0.761942	0.855979	0
Loomis Sayles Small Cap Core Sub-Account
01/01/2011 to 12/31/2011	3.707921	3.678095	4,405
01/01/2012 to 12/31/2012	3.678095	4.154541	3,714
01/01/2013 to 12/31/2013	4.154541	5.778080	3,236
01/01/2014 to 12/31/2014	5.778080	5.911910	2,612
01/01/2015 to 12/31/2015	5.911910	5.742515	2,330
01/01/2016 to 12/31/2016	5.742515	6.753966	2,108
01/01/2017 to 12/31/2017	6.753966	7.675626	1,899
01/01/2018 to 12/31/2018	7.675626	6.730347	1,687
01/01/2019 to 12/31/2019	6.730347	8.331781	1,466
01/01/2020 to 12/31/2020	8.331781	9.207020	1,323

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Loomis Sayles Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.071239	1.085376	846
01/01/2012 to 12/31/2012	1.085376	1.186799	750
01/01/2013 to 12/31/2013	1.186799	1.736497	641
01/01/2014 to 12/31/2014	1.736497	1.728359	527
01/01/2015 to 12/31/2015	1.728359	1.728654	457
01/01/2016 to 12/31/2016	1.728654	1.807704	317
01/01/2017 to 12/31/2017	1.807704	2.258300	265
01/01/2018 to 12/31/2018	2.258300	2.232949	226
01/01/2019 to 12/31/2019	2.232949	2.785628	186
01/01/2020 to 12/31/2020	2.785628	3.681952	160
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.552567	1.642543	1,842
01/01/2012 to 12/31/2012	1.642543	1.678297	1,578
01/01/2013 to 12/31/2013	1.678297	1.613067	1,312
01/01/2014 to 12/31/2014	1.613067	1.677780	1,011
01/01/2015 to 12/31/2015	1.677780	1.655936	883
01/01/2016 to 12/31/2016	1.655936	1.667861	772
01/01/2017 to 12/31/2017	1.667861	1.693490	657
01/01/2018 to 12/31/2018	1.693490	1.662282	590
01/01/2019 to 12/31/2019	1.662282	1.775832	417
01/01/2020 to 12/31/2020	1.775832	1.873900	373
MetLife Mid Cap Stock Index Sub-Account
01/01/2011 to 12/31/2011	1.740267	1.678584	798
01/01/2012 to 12/31/2012	1.678584	1.941954	700
01/01/2013 to 12/31/2013	1.941954	2.543646	626
01/01/2014 to 12/31/2014	2.543646	2.739682	522
01/01/2015 to 12/31/2015	2.739682	2.630773	455
01/01/2016 to 12/31/2016	2.630773	3.116635	399
01/01/2017 to 12/31/2017	3.116635	3.553755	339
01/01/2018 to 12/31/2018	3.553755	3.100801	283
01/01/2019 to 12/31/2019	3.100801	3.839460	214
01/01/2020 to 12/31/2020	3.839460	4.283947	199
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2011 to 12/31/2011	1.281139	1.103556	1,654
01/01/2012 to 12/31/2012	1.103556	1.284268	1,311
01/01/2013 to 12/31/2013	1.284268	1.538958	927
01/01/2014 to 12/31/2014	1.538958	1.422445	728
01/01/2015 to 12/31/2015	1.422445	1.384717	660
01/01/2016 to 12/31/2016	1.384717	1.379122	595
01/01/2017 to 12/31/2017	1.379122	1.694646	538
01/01/2018 to 12/31/2018	1.694646	1.435689	486
01/01/2019 to 12/31/2019	1.435689	1.720830	422
01/01/2020 to 12/31/2020	1.720830	1.825392	380
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2011 to 12/31/2011	1.803400	1.702138	1,053
01/01/2012 to 12/31/2012	1.702138	1.947762	882
01/01/2013 to 12/31/2013	1.947762	2.654053	762
01/01/2014 to 12/31/2014	2.654053	2.742293	636
01/01/2015 to 12/31/2015	2.742293	2.582705	580
01/01/2016 to 12/31/2016	2.582705	3.080670	513
01/01/2017 to 12/31/2017	3.080670	3.475145	439
01/01/2018 to 12/31/2018	3.475145	3.043410	378
01/01/2019 to 12/31/2019	3.043410	3.760502	330
01/01/2020 to 12/31/2020	3.760502	4.425561	296
MetLife Stock Index Sub-Account
01/01/2011 to 12/31/2011	3.856741	3.865424	744
01/01/2012 to 12/31/2012	3.865424	4.399465	655
01/01/2013 to 12/31/2013	4.399465	5.713503	579
01/01/2014 to 12/31/2014	5.713503	6.372065	518
01/01/2015 to 12/31/2015	6.372065	6.340866	436
01/01/2016 to 12/31/2016	6.340866	6.964433	403
01/01/2017 to 12/31/2017	6.964433	8.326066	362
01/01/2018 to 12/31/2018	8.326066	7.813055	315
01/01/2019 to 12/31/2019	7.813055	10.077464	266
01/01/2020 to 12/31/2020	10.077464	11.708364	240

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
MFS ® Research International Sub-Account
01/01/2011 to 12/31/2011	1.467576	1.292156	1,544
01/01/2012 to 12/31/2012	1.292156	1.486977	1,402
01/01/2013 to 12/31/2013	1.486977	1.748679	928
01/01/2014 to 12/31/2014	1.748679	1.604531	781
01/01/2015 to 12/31/2015	1.604531	1.554158	632
01/01/2016 to 12/31/2016	1.554158	1.519136	556
01/01/2017 to 12/31/2017	1.519136	1.919856	504
01/01/2018 to 12/31/2018	1.919856	1.628067	450
01/01/2019 to 12/31/2019	1.628067	2.060002	441
01/01/2020 to 12/31/2020	2.060002	2.295697	404
MFS ® Total Return Sub-Account (Class E)
01/01/2011 to 12/31/2011	45.990299	46.374701	182
01/01/2012 to 12/31/2012	46.374701	50.948398	161
01/01/2013 to 12/31/2013	50.948398	59.693253	142
01/01/2014 to 12/31/2014	59.693253	63.853834	118
01/01/2015 to 12/31/2015	63.853834	62.773303	106
01/01/2016 to 12/31/2016	62.773303	67.491863	95
01/01/2017 to 12/31/2017	67.491863	74.731422	88
01/01/2018 to 12/31/2018	74.731422	69.474291	79
01/01/2019 to 12/31/2019	69.474291	82.339075	70
01/01/2020 to 12/31/2020	82.339075	88.982988	67
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.113422	1.121332	533
01/01/2012 to 12/31/2012	1.121332	1.261983	429
01/01/2013 to 12/31/2013	1.261983	1.641245	368
01/01/2014 to 12/31/2014	1.641245	1.776871	299
01/01/2015 to 12/31/2015	1.776871	1.645864	290
01/01/2016 to 12/31/2016	1.645864	1.917391	204
01/01/2017 to 12/31/2017	1.917391	2.032887	173
01/01/2018 to 04/30/2018	2.032887	1.961380	0
MFS ® Value Sub-Account (Class A)
04/29/2013 to 12/31/2013	10.823141	12.670330	879
01/01/2014 to 12/31/2014	12.670330	13.844638	691
01/01/2015 to 12/31/2015	13.844638	13.631534	596
01/01/2016 to 12/31/2016	13.631534	15.376457	536
01/01/2017 to 12/31/2017	15.376457	17.892973	493
01/01/2018 to 12/31/2018	17.892973	15.869099	461
01/01/2019 to 12/31/2019	15.869099	20.363645	413
01/01/2020 to 12/31/2020	20.363645	20.874852	382
MFS ® Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class A))
01/01/2011 to 12/31/2011	2.693440	2.492729	3,770
01/01/2012 to 12/31/2012	2.492729	2.845417	3,231
01/01/2013 to 04/26/2013	2.845417	3.135178	0
MFS ® Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.898507	8.727061	2
01/01/2012 to 12/31/2012	8.727061	9.802627	1
01/01/2013 to 04/26/2013	9.802627	10.737897	0
MFS ® Value Sub-Account (Class A) (previously MFS® Value Sub-Account (Class E))
01/01/2011 to 12/31/2011	1.204083	1.196946	814
01/01/2012 to 12/31/2012	1.196946	1.373704	742
01/01/2013 to 04/26/2013	1.373704	1.557846	0
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
01/01/2011 to 12/31/2011	1.495226	1.372418	690
01/01/2012 to 12/31/2012	1.372418	1.478846	600
01/01/2013 to 12/31/2013	1.478846	2.027373	508
01/01/2014 to 12/31/2014	2.027373	2.019462	415
01/01/2015 to 12/31/2015	2.019462	1.891363	388
01/01/2016 to 12/31/2016	1.891363	1.707278	362
01/01/2017 to 12/31/2017	1.707278	2.355580	329
01/01/2018 to 12/31/2018	2.355580	2.558426	253
01/01/2019 to 12/31/2019	2.558426	3.535265	221
01/01/2020 to 12/31/2020	3.535265	8.823832	183

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Neuberger Berman Genesis Sub-account (Class A)
01/01/2011 to 12/31/2011	1.672437	1.744912	3,676
01/01/2012 to 12/31/2012	1.744912	1.893040	3,092
01/01/2013 to 12/31/2013	1.893040	2.585861	2,789
01/01/2014 to 12/31/2014	2.585861	2.550180	2,286
01/01/2015 to 12/31/2015	2.550180	2.529336	1,980
01/01/2016 to 12/31/2016	2.529336	2.960209	1,674
01/01/2017 to 12/31/2017	2.960209	3.378987	1,437
01/01/2018 to 12/31/2018	3.378987	3.108378	1,282
01/01/2019 to 12/31/2019	3.108378	3.974825	1,154
01/01/2020 to 12/31/2020	3.974825	4.903476	1,015
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	1.558919	1.456182	233
01/01/2012 to 12/31/2012	1.456182	1.511727	227
01/01/2013 to 04/26/2013	1.511727	1.639128	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2011 to 12/31/2011	13.776064	15.098543	134
01/01/2012 to 12/31/2012	15.098543	16.247045	124
01/01/2013 to 12/31/2013	16.247045	14.535178	83
01/01/2014 to 12/31/2014	14.535178	14.747781	64
01/01/2015 to 12/31/2015	14.747781	14.090471	52
01/01/2016 to 12/31/2016	14.090471	14.587074	42
01/01/2017 to 12/31/2017	14.587074	14.883649	34
01/01/2018 to 12/31/2018	14.883649	14.322052	26
01/01/2019 to 12/31/2019	14.322052	15.290974	20
01/01/2020 to 12/31/2020	15.290974	16.818151	17
PIMCO Total Return Sub-Account
01/01/2011 to 12/31/2011	1.638371	1.666863	6,129
01/01/2012 to 12/31/2012	1.666863	1.795946	5,329
01/01/2013 to 12/31/2013	1.795946	1.737057	4,289
01/01/2014 to 12/31/2014	1.737057	1.784710	3,462
01/01/2015 to 12/31/2015	1.784710	1.759987	3,004
01/01/2016 to 12/31/2016	1.759987	1.780811	2,666
01/01/2017 to 12/31/2017	1.780811	1.835156	2,351
01/01/2018 to 12/31/2018	1.835156	1.805345	2,031
01/01/2019 to 12/31/2019	1.805345	1.930887	1,742
01/01/2020 to 12/31/2020	1.930887	2.066066	1,523
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.682751	11.642906	44
01/01/2012 to 12/31/2012	11.642906	12.954905	35
01/01/2013 to 12/31/2013	12.954905	14.426778	11
01/01/2014 to 12/31/2014	14.426778	15.053018	13
01/01/2015 to 12/31/2015	15.053018	14.552333	10
01/01/2016 to 12/31/2016	14.552333	15.180036	7
01/01/2017 to 12/31/2017	15.180036	17.343698	7
01/01/2018 to 12/31/2018	17.343698	15.986297	7
01/01/2019 to 12/31/2019	15.986297	18.855262	7
01/01/2020 to 12/31/2020	18.855262	20.419598	7
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260907	10.868245	43
01/01/2012 to 12/31/2012	10.868245	12.327324	26
01/01/2013 to 12/31/2013	12.327324	14.352831	37
01/01/2014 to 12/31/2014	14.352831	14.914593	30
01/01/2015 to 12/31/2015	14.914593	14.367352	17
01/01/2016 to 12/31/2016	14.367352	15.142268	15
01/01/2017 to 12/31/2017	15.142268	17.864493	13
01/01/2018 to 12/31/2018	17.864493	16.074000	15
01/01/2019 to 12/31/2019	16.074000	19.407935	12
01/01/2020 to 12/31/2020	19.407935	21.194507	12
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	1.411587	1.373417	630
01/01/2012 to 12/31/2012	1.373417	1.607123	532
01/01/2013 to 12/31/2013	1.607123	2.199183	835
01/01/2014 to 12/31/2014	2.199183	2.360009	758
01/01/2015 to 12/31/2015	2.360009	2.571849	671
01/01/2016 to 12/31/2016	2.571849	2.574940	554
01/01/2017 to 12/31/2017	2.574940	3.389293	487
01/01/2018 to 12/31/2018	3.389293	3.303343	397
01/01/2019 to 12/31/2019	3.303343	4.253864	316
01/01/2020 to 12/31/2020	4.253864	5.731548	265

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	0.692155	0.615012	1,115
01/01/2012 to 12/31/2012	0.615012	0.679905	1,426
01/01/2013 to 04/26/2013	0.679905	0.710991	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.048210	1.016636	1,891
01/01/2012 to 12/31/2012	1.016636	1.139593	1,624
01/01/2013 to 12/31/2013	1.139593	1.534810	1,478
01/01/2014 to 12/31/2014	1.534810	1.706812	2,490
01/01/2015 to 12/31/2015	1.706812	1.795405	2,363
01/01/2016 to 12/31/2016	1.795405	1.880491	2,179
01/01/2017 to 12/31/2017	1.880491	2.313267	2,061
01/01/2018 to 12/31/2018	2.313267	2.230946	1,968
01/01/2019 to 12/31/2019	2.230946	2.883408	1,578
01/01/2020 to 12/31/2020	2.883408	3.523227	524
T. Rowe Price Small Cap Growth Sub-Account
01/01/2011 to 12/31/2011	1.813222	1.813941	586
01/01/2012 to 12/31/2012	1.813941	2.073141	603
01/01/2013 to 12/31/2013	2.073141	2.947338	590
01/01/2014 to 12/31/2014	2.947338	3.099532	144
01/01/2015 to 12/31/2015	3.099532	3.131745	139
01/01/2016 to 12/31/2016	3.131745	3.442813	127
01/01/2017 to 12/31/2017	3.442813	4.160152	120
01/01/2018 to 12/31/2018	4.160152	3.823822	107
01/01/2019 to 12/31/2019	3.823822	5.008836	85
01/01/2020 to 12/31/2020	5.008836	6.126583	87
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2011 to 12/31/2011	2.500653	2.301378	1,269
01/01/2012 to 04/27/2012	2.301378	2.544983	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.532564	2.603470	1,026
01/01/2013 to 12/31/2013	2.603470	3.345303	803
01/01/2014 to 12/31/2014	3.345303	3.616906	689
01/01/2015 to 12/31/2015	3.616906	3.246291	629
01/01/2016 to 12/31/2016	3.246291	3.697475	522
01/01/2017 to 12/31/2017	3.697475	3.991689	465
01/01/2018 to 12/31/2018	3.991689	3.536509	391
01/01/2019 to 12/31/2019	3.536509	4.498152	340
01/01/2020 to 12/31/2020	4.498152	4.774282	232
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	2.648228	2.771859	3,052
01/01/2012 to 12/31/2012	2.771859	3.047326	2,605
01/01/2013 to 12/31/2013	3.047326	3.037810	2,175
01/01/2014 to 12/31/2014	3.037810	3.159438	1,798
01/01/2015 to 12/31/2015	3.159438	3.062019	1,543
01/01/2016 to 12/31/2016	3.062019	3.277772	1,389
01/01/2017 to 12/31/2017	3.277772	3.498249	1,225
01/01/2018 to 12/31/2018	3.498249	3.318363	1,008
01/01/2019 to 12/31/2019	3.318363	3.746287	846
01/01/2020 to 12/31/2020	3.746287	3.949529	772
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2011 to 12/31/2011	2.298871	2.368066	1,480
01/01/2012 to 12/31/2012	2.368066	2.637291	1,123
01/01/2013 to 12/31/2013	2.637291	2.808131	935
01/01/2014 to 12/31/2014	2.808131	2.902811	704
01/01/2015 to 12/31/2015	2.902811	2.800212	606
01/01/2016 to 04/29/2016	2.800212	2.885320	0
Western Asset Management U.S. Government Sub-Account
01/01/2011 to 12/31/2011	1.806611	1.879705	3,364
01/01/2012 to 12/31/2012	1.879705	1.915899	2,944
01/01/2013 to 12/31/2013	1.915899	1.875317	2,466
01/01/2014 to 12/31/2014	1.875317	1.901219	2,092
01/01/2015 to 12/31/2015	1.901219	1.885506	1,849
01/01/2016 to 12/31/2016	1.885506	1.883158	1,550
01/01/2017 to 12/31/2017	1.883158	1.892973	1,443
01/01/2018 to 12/31/2018	1.892973	1.884609	1,245
01/01/2019 to 12/31/2019	1.884609	1.970477	998
01/01/2020 to 12/31/2020	1.970477	2.044916	2,751

	1.65% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
American Funds The Bond Fund of America Sub-Account
01/01/2011 to 12/31/2011	15.963466	16.661353	56
01/01/2012 to 12/31/2012	16.661353	17.267865	33
01/01/2013 to 12/31/2013	17.267865	16.618671	26
01/01/2014 to 12/31/2014	16.618671	17.209508	29
01/01/2015 to 12/31/2015	17.209508	16.974294	30
01/01/2016 to 12/31/2016	16.974294	17.188104	28
01/01/2017 to 12/31/2017	17.188104	17.527217	27
01/01/2018 to 12/31/2018	17.527217	17.115934	24
01/01/2019 to 12/31/2019	17.115934	18.411338	23
01/01/2020 to 12/31/2020	18.411338	19.872087	21
American Funds Global Small Capitalization Sub-Account
01/01/2011 to 12/31/2011	3.012456	2.395932	1,448
01/01/2012 to 12/31/2012	2.395932	2.784899	1,206
01/01/2013 to 12/31/2013	2.784899	3.514000	977
01/01/2014 to 12/31/2014	3.514000	3.529859	796
01/01/2015 to 12/31/2015	3.529859	3.481311	715
01/01/2016 to 12/31/2016	3.481311	3.496194	602
01/01/2017 to 12/31/2017	3.496194	4.329700	535
01/01/2018 to 12/31/2018	4.329700	3.809262	466
01/01/2019 to 12/31/2019	3.809262	4.927898	409
01/01/2020 to 12/31/2020	4.927898	6.287734	335
American Funds Growth Sub-Account
01/01/2011 to 12/31/2011	14.675647	13.818546	797
01/01/2012 to 12/31/2012	13.818546	16.022917	629
01/01/2013 to 12/31/2013	16.022917	20.505144	532
01/01/2014 to 12/31/2014	20.505144	21.885813	442
01/01/2015 to 12/31/2015	21.885813	23.004037	387
01/01/2016 to 12/31/2016	23.004037	24.774469	329
01/01/2017 to 12/31/2017	24.774469	31.265131	288
01/01/2018 to 12/31/2018	31.265131	30.674563	252
01/01/2019 to 12/31/2019	30.674563	39.457901	221
01/01/2020 to 12/31/2020	39.457901	59.024036	167
American Funds Growth-Income Sub-Account
01/01/2011 to 12/31/2011	9.779204	9.443455	867
01/01/2012 to 12/31/2012	9.443455	10.911931	711
01/01/2013 to 12/31/2013	10.911931	14.329149	623
01/01/2014 to 12/31/2014	14.329149	15.593567	496
01/01/2015 to 12/31/2015	15.593567	15.561498	420
01/01/2016 to 12/31/2016	15.561498	17.070382	364
01/01/2017 to 12/31/2017	17.070382	20.550322	323
01/01/2018 to 12/31/2018	20.550322	19.850968	288
01/01/2019 to 12/31/2019	19.850968	24.629652	239
01/01/2020 to 12/31/2020	24.629652	27.506989	214

Name Changes to Eligible Funds
Effective April 30, 2021:
•	American Funds Insurance Series®: American Funds Bond Fund (Class 2) changed its name to American Funds The Bond Fund of America (Class 2).
Discontinued Eligible Funds
Effective as of April 30, 3018:
•	Brighthouse Funds Trust II: MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) merged into Brighthouse Funds Trust II: MFS Value Portfolio.
Effective as of May 1, 2016:
•	Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).
Effective as of April 28, 2014:
•	Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class A); and
•	Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).
For additional information about Eligible Fund mergers and substitutions, please see “Investment Advice” in the Statement of Additional Information.

APPENDIX A
Consumer Tips
Dollar Cost Averaging
Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.
Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.
If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.
Diversification
Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.
Miscellaneous
Toll-free telephone service:	—	Fund transfers and changes of future purchase payment allocations can be made by calling 1-883-208-3018.

Written Communications:	—	All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:
New England Life Insurance Company c/o Annuity Administrative Office P.O. Box 7104 Troy, MI 48007-7104 Fax: (877) 319-2495

Internet Communications:	—	Fund transfers and future allocations can be made at www.brighthousefinancial.com

APPENDIX B
Contingent Deferred Sales Charge
The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section “Contingent Deferred Sales Charge,” no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.
As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

APPENDIX C
Premium Tax
Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.
Jurisdiction	Contracts Used With Tax Qualified Retirement Plans	All Other Contracts
California	0.50% [1]	2.35%
Florida	1.00% [2]	1.00% [2]
Maine[3]	—	2.00%
Nevada	—	3.50%
South Dakota[4]	—	1.25%
West Virginia	1.00%	1.00%
Wyoming	—	1.00%
Puerto Rico	1.00% [5]	1.00% [5]
1	Contracts sold to §408(a) IRA Trusts are taxed at 2.35%.
2	Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.
3	Special rate of 1% applies to certified long-term care and qualified group disability policies.
4	Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.
5	We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
See “Premium Tax Charges” in the prospectus for more information about how premium taxes affect your Contract.

APPENDIX D
Exchanged Contracts
Prior to April 28, 2014, you could exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a “new contract”), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.
The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see “Payment on Death Prior to Annuitization,” “Systematic Withdrawals,” and “Investments of the Variable Account.” In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see “The Fixed Account.” If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see “Waiver of the Contingent Deferred Sales Charge” under “Contingent Deferred Sales Charge.” This benefit may not be available in all states.
If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)
If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

Charges under Contracts Purchased by Exchanging a Fund I, Preference or Zenith Accumulator Contract
	CDSC	Asset-Based (Mortality & Expense and Admin. Asset Charge)	Administration Contract Charge	Other
American Growth Series (AGS)	7% of purchase payments; declining to 0% after 7 years	1.40% (1.65% for certain Sub-accounts)	$30 (or 2% of total Contract Value if less) —waiver may apply	premium tax charge on purchase payments in South Dakota is paid by us and recovered later
Fund I	—none on exchange —subsequent purchase payments will have AGS’s CDSC	.95%	3% of first $46 2% of excess (amounts will be lower for single purchase payment contracts)	premium tax charge taken from purchase payments in South Dakota —Sales Charge —maximum 6%
Preference	—none on exchange —subsequent purchase payments will have AGS’s CDSC	1.25% (mortality and expense only; no Administration Asset Charge)	$30 —no waiver	premium tax charge taken from purchase payments in South Dakota
Zenith Accumulator	—none on exchange —will apply on subsequent withdrawal from AGS using the time table for Zenith Accumulator —10 year, 6.5% (of Contract Value) declining CDSC if you have a Zenith Accumulator Contract —subsequent purchase payments will have AGS’s CDSC	1.35% (1.60% for certain Sub-accounts)	$30	premium tax charge taken from purchase payments in South Dakota of the
STATEMENT OF ADDITIONAL INFORMATION
THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
INDEPENDENT AUDITORS
LEGAL MATTERS
FINANCIAL STATEMENTS
If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:
New England Life Insurance Company
P.O. Box 7104
Troy, MI 48007-7104
□     American Growth Series—New England Variable Annuity Separate Account
□    Brighthouse Funds Trust I
□    Brighthouse Funds Trust II
□    American Funds Insurance Series
□    My current address is:
Name
Contract Number
Address
Signature

ZIP

New England Variable Annuity Separate Account
American Growth Series
Individual Variable Annuity Contracts
Issued by New England Life Insurance Company
STATEMENT OF ADDITIONAL INFORMATION
(PART B)
April 30, 2021
This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated April 30, 2021 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to P.O. Box 7104, Troy, MI 48007-7104.

The Company and the Variable Account
The New England Variable Annuity Separate Account (the “Variable Account”) is a separate account of New England Life Insurance Company. The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998.
New England Life Insurance Company (the “Company” or “NELICO”) was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all 50 states and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to the Commonwealth of Massachusetts. The Company is currently an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect, wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife, Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at One Financial Center, Boston, Massachusetts 02111.
Termination of Net Worth Maintenance Agreement with Metropolitan Life Insurance Company. On or about December 1, 2016, Metropolitan Life Insurance Company (“MLIC”) terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MLIC and the Company on August 30, 1996. Under the agreement, MLIC had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.
Services Relating to the Variable Account and the Contracts
The Company maintains certain books and records of the Variable Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by NELICO. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $2,380,491.
CUSTODIAN
The Company, One Financial Center, Boston, MA 02111, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.
Investment Advice
The Variable Account invests in the Portfolios of the Brighthouse Funds Trust I (formerly Met Investors Series Trust) and Brighthouse Funds Trust II (formerly Metropolitan Series Fund (“Metropolitan Fund”)), and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. Brighthouse Investment Advisers, LLC (formerly MetLife Advisers, LLC (“MetLife Advisers”)) as adviser to Brighthouse Funds Trusts I and II, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.
MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund (“Zenith Fund”) until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.
Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.
The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:
The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS® Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.
On April 30, 2004, the MFS® Research Managers Portfolio merged with and into the MFS® Investors Trust Portfolio.
On April 28, 2006 the MFS® Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.
The following is the subadviser history of the remaining Metropolitan Fund Portfolios:
Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers® Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE® Index Portfolio and the Russell 2000® Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was

Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.
On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.
On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.
The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS® Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.
On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.
The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.
On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.
On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.
Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.
On or about April 30, 2012 Morgan Stanley EAFE® Index changed its name to MSCI EAFE® Index Portfolio.
On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.

Effective as of May 1, 2016, Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio; WMC Balanced Portfolio was renamed Met/Wellington Balanced Portfolio; WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.
The following is the Adviser (i.e., the “subadviser”) history of the Met Investors Series Trust:
The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS® Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.
The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.
The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.
The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.
On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.
On May 1, 2009, Lehman Brothers Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.
Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.
On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.
Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.
Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.
Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.
Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.
Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.
Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.
Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.
On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.
On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.
Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.
Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS® Value Portfolio.
Effective April 29, 2013, Met/Franklin Mutual Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.
Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.
Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.
Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.
Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.
Effective April 28, 2014, Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II. Then ClearBridge Aggressive Growth Portfolio II (Class B) merged into ClearBridge Aggressive Growth Portfolio (Class A).
Effective April 28, 2014, Met Investor Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio.
Effective May 1, 2015, Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.
Effective May 1, 2016, Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).
On March 6, 2017, in connection with MetLife, Inc.’s planned divestment of a substantial portfolio of its U.S. retail business, the Met Investors Series Trust and the Metropolitan Series Fund changed their names to Brighthouse Funds Trust I (“BHFT I”) and Brighthouse Funds Trust II (“BHFT II”) respectively, and MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC. In addition, with the exception of the MetLife Index Portfolios, the words “MetLife and “Met” appearing in the names of the Portfolios of the Trusts were replaced with the word “Brighthouse”.
On September 1, 2017, Massachusetts Financial Services Company became the sub-adviser to the BHFT II: MFS® Value Portfolio II (formerly the BlackRock Large Cap Value Portfolio), which was subsequently merged into the BHFT II: MFS® Value Portfolio effective April 30, 2018.
On December 15, 2017, Victory Capital Management Company became the sub-adviser to the BHFT I: Victory Sycamore Mid Cap Value Portfolio (formerly the Invesco Mid Cap Value Portfolio).
Effective April 29, 2019, BHFT I: Morgan Stanley Mid Cap Growth Portfolio changed its name to Morgan Stanley Discovery Portfolio.

Effective April 29, 2019, BHFT I: Loomis Sayles Global Markets Portfolio changed its name to Loomis Sayles Global Allocation Portfolio.
On June 6, 2019, Invesco Advisers, Inc. became the sub-adviser to the Invesco Global Equity Portfolio (formerly the Oppenheimer Global Equity Portfolio).
On December 16, 2019, Loomis, Sayles & Company, Inc. became the subadviser to the Loomis Sayles Growth Portfolio (formerly the ClearBridge Aggressive Growth Portfolio).
Effective April 30, 2021, American Funds Insurance Series®: American Funds Bond Fund changed its name to American Funds The Bond Fund of America.
Distribution of the Contracts
Currently the Contracts are not available for new sales.
Brighthouse Securities, LLC (“Distributor”) serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter over the past three years:
Fiscal year	Aggregate Amount of Commissions Paid to Distributor*	Aggregate Amount of Commissions Retained by Distributor After Payments to its Registered Persons and Selling Firms
2020	$4,800,249	$0
2019	$4,129,497	$0
2018	$5,284,609	$0

*	Includes sales compensation paid to registered persons of Distributor.
Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor’s operating and other expenses.
Calculation of Performance Data
AVERAGE ANNUAL TOTAL RETURN
We may provide illustrations of hypothetical average annual total returns for each Subaccount, based on the actual investment experience of the Subaccounts, the Brighthouse Funds Trust I (formerly Met Investors Series Trust) the Brighthouse Funds Trust II (formerly the Metropolitan Fund), and the American Funds Insurance Series. This information does not indicate or represent future performance. Average annual total returns will be provided for a sub-account for 1, 5 and 10 years, or for a shorter period, if applicable.

We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.
The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.
Subaccount Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Subaccount through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. This information does not indicate or represent future performance.
Certain portfolios of the Brighthouse Funds Trust II and Brighthouse Funds Trust I have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see “INVESTMENT ADVICE” on page II-3.
As discussed in the prospectus in the section entitled “Investment Performance Information”, the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under “Investment Performance Information.” The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.
We may also show daily Unit Values for each Subaccount in advertising and sales literature, including our website.
Calculation of Yields
7-Day Yield
From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Bond Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.
The current yield will be calculated according to the following formula:
Current Yield = ((NCF – ES)/UV) x (365/7)
Where:
NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.
ES = per unit expenses for the hypothetical account for the 7-day period.
UV = the unit value on the first day of the 7-day period.
We may also quote the effective yield of the BlackRock Ultra-Short Bond Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
Effective Yield = (1 + ((NCF – ES)/UV))365/7 – 1
Where:
NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.
ES = per unit expenses of the hypothetical account for the 7-day period.
UV = the unit value for the first day of the 7-day period.
Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Bond Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund’s operating expenses. Yields on amounts held in the BlackRock Ultra-Short Bond Subaccount may also be presented for periods other than a 7-day period.
Other Subaccount Yields
From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Subaccounts (other than the BlackRock Ultra-Short Bond Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Subaccount units less Subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.
The 30-day or one-month yield is calculated according to the following formula:
Yield = 2 x ((((NI – ES)/(U x UV)) + 1)(6) – 1)
Where:
NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Subaccount’s units.
ES = expenses of the subaccount for the 30-day or one-month period.
U = the average number of units outstanding.
UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.
Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.
Net Investment Factor
The Company determines the net investment factor (“Net Investment Factor”) any subaccount for on each day on which the New York Stock Exchange is open for trading as follows:
(1)	The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;
(2)	Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.
(3)	This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.
(4)	Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.
Annuity Payments
At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.
The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests.
The selection of an assumed investment return (“Assumed Investment Return”) will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.
Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.
The number of annuity units credited under a variable payment option is determined as follows:
(1)	The Contract proceeds are applied at the Company’s annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)
(2)	The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds.
The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined no more than 14 days before the payment is due.

The value of an annuity unit for each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See “Net Investment Factor” above.)
The annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor (“Assumed Interest Factor”) for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract’s annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract’s Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.
Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.
Hypothetical Illustrations of Annuity Income Payouts
We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.
The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds’ management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled “FEDERAL INCOME TAX CONSIDERATIONS”.
When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Investment Return of 5% from which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.
The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.
As noted in the prospectus under “Investment Performance Information”, we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

Historical Illustrations of Annuity Income Payouts
We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.
The illustrations reflect the daily charge to the subaccounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain subaccounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds’ management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled “Expense Table” for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled “FEDERAL INCOME TAX CONSIDERATIONS.”
The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return (AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.
The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.
The Fixed Account
Unless you request otherwise, a partial surrender will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company’s general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company’s general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.
The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-

existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the subaccounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the Investment Return which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.
Unless you request otherwise, we will allocate loan repayment amounts to the Fixed Account and the subaccounts of the Variable Account according to the allocation instructions we have on file from you. The rate of interest for each loan repayment applied to the Fixed Account will be the interest rate set by us in advance for that date. [If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the BlackRock Ultra-Short Bond Subaccount instead.]
We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.
Tax Status of the Contracts
Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements.    Section 817 of the Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.
If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.
Required Distributions.     In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Other rules may apply to Qualified Contracts.
Independent Registered Public Accounting Firm
The financial statements comprising each of the Subaccounts of New England Variable Annuity Separate Account, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
Independent AUDITORS
The statutory-basis financial statements of New England Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
Legal Matters
The SEC requires the Eligible Funds’ Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the statutory-basis financial statements of the Company are incorporated by reference to the submission form type N-VPFS/A, File No. 811-08828, filed by the Separate Account with the SEC on April 21, 2021.
The statutory-basis financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

Part C.
Other Information
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are incorporated by reference in Part B hereof and include:
Report of Independent Registered Public Accounting Firm.
Statements of Assets and Liabilities as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019.
Notes to the Financial Statements.
The statutory-basis financial statements of the Company are incorporated by reference in Part B hereof and include:
Independent Auditors' Report.
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations and Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
Statutory Supplemental Schedules as of and for the year ended December 31, 2020.
(b)	Exhibits
(1)	Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.
(2)	None.
(3)(i)	Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(ii)	Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(iii)	Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (File No. 033- 64879) filed on December 11, 1995.
(iv)	Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.
(v)	Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.
(vi)	Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.

(vii)	Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.
(viii)	Principal Underwriting and Distribution Agreement between New England Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.
(ix)	Form of Brighthouse Securities, LLC Sales Agreement is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 26, 2018.
(4)(i)	Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(ii)	Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(iii)	Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-85442) filed on June 30, 1998.
(iv)	Form of Endorsement (IRA) is incorporated herein by reference to Post- Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 033- 85442) filed on January 21, 1999.
(v)	Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.
(vi)	Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2000.
(vii)	Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.
(viii)	Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post- Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033- 85442) filed on February 28, 2001.
(ix)	Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (File No. 333-51676/811-8828) filed on April 25, 2003.
(x)	Form of Endorsement: Individual Retirement Annuity Endorsement NEL 408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.
(xi)	Form of Spousal Continuation Endorsement NL-GMIB (2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2010.

(xii)	Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.
(5)(i)	Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 033-64879) filed on December 11, 1995.
(ii)	Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 21, 1999.
(iii)	Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2000.
(iv)	Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) filed on April 25, 2003.
(6)(i)	Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.
(ii)	Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(iii)	Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post- Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.
(iv)	Amended and Restated By-Laws of Depositor (effective March 16, 2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2001.
(7)(a)	Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No., effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on April 25, 2003.
(8)(i)	Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.
(ii)	Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.
(iii)(a)	Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (File No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.
(b)	First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No.033-85442) filed on April 21, 2009.

(iv)(a)	Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676/811- 8828) filed on May 15, 2001.
(b)	Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.
(v)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on October 20, 2005.
(vi)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Investors LLC, MetLife Securities, Inc. and New England Life Insurance Company, dated April 30, 2007 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.
(vii)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 22, 2008.
(viii)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6, 2017) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.
(ix)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6, 2017) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.
(9)	Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 29, 2004.
(10)(i)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith).
(ii)	Consent of Independent Auditors (Deloitte & Touche) (Filed herewith.)
(11)	None
(12)	None
(13)	Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.
(14)	Powers of Attorney for Conor Murphy, Kimberly A. Berwanger, Kumar Das Gupta, Meghan Doscher, Lynn A. Dumais, Tara Figard, Gianna H. Figaro-Sterling, Jeffrey P. Halperin and Donald A. Leintz. (Filed herewith.)
Item 25. Directors and Officers of the Depositor
Name and Principal Business Address	Positions and offices with Depositor

Kimberly A. Berwanger 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Meghan S. Doscher 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Lynn A. Dumais 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Jeffrey P. Halperin 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Compliance Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Director

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	President, Director, Chairman of the Board and Chief Executive Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

David Chamberlin 18205 Crane Nest Dr., Floor 5 Tampa, FL 33647	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Nancy Davenport 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President and Appointed Actuary

James Grady 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Investment Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue, Suite 1400 New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessell 11225 North Community House Road Charlotte, NC 28277	Vice President
Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant
The Registrant is a separate account of New England Life Insurance Company (“NELICO” or the “Company”) under Massachusetts Insurance law. NELICO is an indirect subsidiary of Brighthouse Financial, Inc. a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number Of Contract Owners
As of January 31, 2021, there were 23,434 owners of tax-qualified contracts and 8,656 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).
Item 28. Indemnification
Pursuant to applicable provisions of New England Life Insurance Company’s by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name	Positions and Offices with Principal Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	President, Manager and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freemen 11225 North Community House Road Charlotte, NC 28277	Vice President
(c)	Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
Brighthouse Securities, LLC	$4,800,250	$0	$0	$0

Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
Registrant hereby makes the following undertakings:
(1)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(2)	To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;
(3)	To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;
(4)	To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and
(5)	To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.
New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and the State of North Carolina, on this 20th day of April, 2021.
NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)
By:	NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President

NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 21, 2021.
Signature	Title
/s/ Conor Murphy* Conor Murphy	Chairman of the Board, President, Chief Executive Officer and a Director

/s/ Kimberly A. Berwanger* Kimberly A. Berwanger	Director and Vice President

/s/ Kumar Das Gupta* Kumar Das Gupta	Director and Vice President

/s/ Meghan Doscher* Meghan Doscher	Director and Vice President

/s/ Lynn A. Dumais* Lynn A. Dumais	Director, Vice President and Chief Financial Officer

/s/ Tara Figard* Tara Figard	Director and Vice President

/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro-Sterling	Vice President and Controller (principal accounting officer)

/s/ Jeffrey P. Halperin* Jeffrey P. Halperin	Director, Vice President and Chief Compliance Officer

/s/ Donald A. Leintz* Donald A. Leintz	Director

By:	/s/ Michele H. Abate
Michele H. Abate Attorney-In-Fact April 21, 2021
* New England Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Index to Exhibits
(10)(i)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
(10)(ii)	Consent of Independent Auditors (Deloitte & Touche LLP)
(14)	Powers of Attorney